UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21677

 NAME OF REGISTRANT:                     Cohen & Steers International
                                         Realty Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Cohen & Steers International Realty Fund
--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  701930263
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10005106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AGILE PPTY HLDGS LTD                                                                        Agenda Number:  701928915
--------------------------------------------------------------------------------------------------------------------------
        Security:  G01198103
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  KYG011981035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       NUMBERS "1 TO 6". THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       of the Company and its subsidiaries for the
       YE 31 DEC 2008 together with the Directors'
       report and the Auditor's report thereon

2.i    Re-elect Mr. Chen Zhou Lin as a Director                  Mgmt          For                            For

2.ii   Re-elect Ms. Luk Sin Fong, Fion as a Director             Mgmt          For                            For

2.iii  Re-elect Dr. Cheng Hon Kwan as a Director                 Mgmt          For                            For

2.iv   Authorize the Remuneration Committee to fix               Mgmt          For                            For
       the remuneration of the Executive Directors

3.     Approve the remuneration of HKD 288,750 to be             Mgmt          For                            For
       paid to each of the Independent Non-Executive
       Directors of the Company for the YE 31 DEC
       2009, provided that such remuneration will
       be paid in proportion to the period of service
       in the case of a Director who has not served
       a complete year

4.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws to be held]

6.B    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], during
       and after the end of relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to: a) a rights issue; or b) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Laws to be held]

6.C    Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       6.A and 6.B, to extend the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to the Directors of the Company, pursuant to
       Resolution 6.B by addition thereto of an amount
       representing the aggregate nominal amount of
       shares of the Company repurchased or otherwise
       acquire by the Company pursuant Resolution
       6.A, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the passing of this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AMB PROPERTY CORPORATION                                                                    Agenda Number:  933020935
--------------------------------------------------------------------------------------------------------------------------
        Security:  00163T109
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  AMB
            ISIN:  US00163T1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HAMID R. MOGHADAM                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: T. ROBERT BURKE                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: DAVID A. COLE                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LYDIA H. KENNARD                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: J. MICHAEL LOSH                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: FREDERICK W. REID                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JEFFREY L. SKELTON                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: THOMAS W. TUSHER                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: CARL B. WEBB                        Mgmt          For                            For

2      RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF AMB PROPERTY CORPORATION FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS INDIA TRUST                                                                        Agenda Number:  701989317
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0259C104
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  SG1V35936920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Authorize the Trustee-Manager [as specified               Mgmt          For                            For
       below] to supplement the Trust Deed constituting
       a-iTrust [as amended and restated] [the "Trust
       Deed"] with the Investment Mandate Trust Deed
       Supplement [as specified]; and authorize the
       Trustee-Manager and/or any Director of the
       Trustee-Manager ["Director"] to complete and
       do all such acts and things [including executing
       all such documents as may be required] as the
       Trustee-Manager and/or such Director may consider
       expedient or necessary or in the interests
       of a-iTrust to give effect to the Investment
       Mandate Trust Deed Supplement

2.     Authorize: the Trustee-Manager, Ascendas Property         Mgmt          For                            For
       Fund Trustee Pte. Ltd., on behalf of a-iTrust
       [the "Trustee-Manager"], pursuant to Section
       36 of the Business Trusts Act, Chapter 31A
       of Singapore [the "Business Trusts Act"] and
       Clause 6.1 of the Trust Deed, to allot and
       issue from time to time such number of units
       in a-iTrust ["Units"] as may be required to
       be allotted and issued pursuant to any Distribution
       Reinvestment Scheme [as specified] if and when
       adopted by the Trustee-Manager at a later date
       in the future if it deems appropriate in the
       circumstances, and whenever the Trustee-Manager
       has resolved that a Distribution [as specified]
       be paid or declared and that Unitholders entitled
       to such Distribution may elect to receive an
       allotment of new Units credited as fully paid
       in lieu of an amount of the Distribution entitlement;
       the Trustee-Manager and/or any Director to
       complete and do all such acts and things [including
       executing all such documents as may be required]
       as the Trustee-Manager and/or such Director
       may consider expedient or necessary or in the
       interests of a-iTrust to give effect to the
       Distribution Reinvestment Scheme Unit Issue
       Mandate; in exercising the authority conferred
       by this resolution, the Trustee-Manager and/or
       any Director shall comply with the provisions
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited [the "SGX-ST"] for
       the time being in force [unless such compliance
       has been waived by the SGX-ST], the Business
       Trusts Act and the Trust Deed; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Unitholders or the date by which the
       next AGM of the Unitholders as required by
       Law to be held, whichever is the earlier]




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS INDIA TRUST                                                                        Agenda Number:  701987541
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0259C104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  SG1V35936920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Trustee-Manager,      Mgmt          For                            For
       the statement by the Trustee-Manager and the
       audited financial statements of a-I Trust for
       the YE 31 DEC 2009 together with the Auditors'
       report thereon

2.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       an Independent Auditor of a-I Trust and to
       hold office until the conclusion of the next
       AGM and authorize the Directors of the Trustee-Manager
       to fix their remuneration

3.     Authorize the Trustee-Manager, pursuant to Section        Mgmt          For                            For
       36 of the business Trusts Act, Chapter 31A
       of Singapore [the Business Trusts Acts] and
       Clause 6.1 of the trust deed constituting a-I
       Trust [as amended and restated] [the 'Trust
       Deed'], Ascendas Property Fund Trustee Pte.
       Ltd. on behalf of a-iTrust [the Trustee-Manager],
       to: a) i) approve, issue units in a a-i Trust
       [Units] whether by way of rights, bonus or
       otherwise; a) ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require Units to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments] warrants,
       debentures or other instruments convertible
       into Units, at any time and upon such terms
       as specified and for such purposes and to such
       persons as the Trustee-Manager may in its absolute
       discretion deem fit; b) approve, issue Units
       in pursuance of any instrument made or granted
       by the Trustee-Manager while this Resolution
       was in force [notwithstanding that the authority
       conferred by this resolution may have ceased
       to be in force, as specified: the aggregate
       number of units to be issued pursuant to this
       resolution [including units to be issued in
       pursuance of instruments made or granted pursuant
       to this resolution]; a) by way of renounceable
       rights issues on a pro rata basis to Unitholders
       [Renounceable Rights Issues] shall not exceed
       100% of the total number of issued units [as
       calculated in accordance with sub-paragraph
       [3] below]; b) by way of unit issues other
       than Renounceable Rights Issues [Other Unit
       Issues] shall not exceed 50% of the total number
       of issued units [as calculated in accordance
       with sub-paragraph [3] below], of which the
       aggregate number of Units to be issued other
       than on a pro rata basis to Unitholders does
       not exceed 20% of the total number of issued
       units [as calculated in accordance with sub-paragraph
       [3] below]; the units to be issued under the
       Renounceable Rights Issues and other unit issues
       shall not, in aggregate, exceed 100% of the
       total number of issued units [as calculated
       in accordance with sub-paragraph 3) subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [the SGX-ST] for the purpose of determining
       the aggregate number of units that may be issued
       under sub-paragraph [1] above, the total number
       of issued units shall be based on the number
       of issued units at the time this resolution
       is passed, after adjusting for; a) any new
       units arising from the conversion or exercise
       of any convertible securities which are outstanding
       at the time this resolution is passed; b) any
       subsequent bonus issue, consolidation or subdivision
       of units; in exercising the authority conferred
       by this resolution; the Trustee-Manager shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST],
       the Trust Deed and the Business Trusts Act
       for the time being in force [unless otherwise
       exempted or waived by the MAS]; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Unitholders; the date by
       which the next AGM of the Unitholders is required
       by law to be held]

4.     Authorize the Trustee-Manager, contingent on              Mgmt          Against                        Against
       the passing of Resolution 3 above, to fix the
       issue price for units that may be issued by
       way of placement pursuant to the 20% sub-limit
       for Other Unit Issues on a non pro rata basis
       referred to in Resolution 3 above, at a discount
       exceeding 10% but not more than 20% of the
       price as determine in accordance with the listing
       manual of the SGX-ST




--------------------------------------------------------------------------------------------------------------------------
 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                         Agenda Number:  701930023
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0621C105
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  AT0000660659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT A SPECIAL PROXY FORM IS REQUIRED         Non-Voting    No vote
       FOR THIS MEETING. YOUR GLOBAL CUSTODIAN MAY
       ALSO COMPLETE THIS FORM ON BEHALF OF YOUR POSITIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVES
       TO FIND OUT IF YOUR GLOBAL CUSTODIAN WILL BE
       SUBMITTING THIS FORM FOR YOU. OTHERWISE, YOU
       WILL NEED TO COMPLETE AND SUBMIT THE PROXY
       FORM TO YOUR SUBCUSTODIAN BANK. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE TO OBTAIN
       THE MAILING ADDRESS OF YOUR SUBCUSTODIAN. THANK
       YOU.

S.1.1  Approve, Atrium European Real Estate Limited              Mgmt          For                            For
       proposing to arrange through Atrium European
       Real Estate Nominees Limited for the purchase
       of Acquired Certificates [as defined below]
       within the limits stated in this resolution,
       in accordance with Article 57 of the Companies
       [Jersey] Law 1991 to repurchase from the Nominee,
       for the consideration paid by the Nominee for
       the corresponding Acquired Certificates [as
       defined below], up to 50,000,000 ordinary shares
       of the Company represented by the Acquired
       Certificates, as contemplated by the Contingent
       Purchase Agreement tabled by the Chairman of
       this meeting and initiated for the purposes
       of identification, such authority to expire
       on the date of the next AGM of the Company
       but in any event no later 18 months after the
       passing of this resolution; references in this
       resolution to the Acquired Certificates mean
       the Austrian depository certificates representing
       ordinary shares of the Company acquired from
       time to time by the Nominee where the maximum
       number of such certificates acquired shall
       be 50,000,000 and the consideration payable
       for any such purchase will not be less than
       EUR 0.01 per Acquired Certificate or higher
       than EUR 10.00 per Acquired Certificate

S.1.2  Approve the such contingent purchase agreement            Mgmt          For                            For
       to be entered into between the Company and
       the nominee in accordance with Article 57 of
       the Law

2.     Receive and approve the accounts of the Company           Mgmt          For                            For
       for the YE 31 DEC 2009 and the report of the
       Directors and Auditors thereon

3.     Re-appoint KPMG Channel Islands Limited as the            Mgmt          For                            For
       Company's Auditors

4.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 BOARDWALK REAL ESTATE INVESTMENT TRUST                                                      Agenda Number:  933043591
--------------------------------------------------------------------------------------------------------------------------
        Security:  096631106
    Meeting Type:  Annual and Special
    Meeting Date:  13-May-2009
          Ticker:  BOWFF
            ISIN:  CA0966311064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF TRUSTEES TO BE ELECTED               Mgmt          For                            For
       AT THE MEETING AT NOT MORE THAN SIX (6).

02     DIRECTOR
       ARTHUR L. HAVENER, JR.                                    Mgmt          For                            For
       AL W. MAWANI                                              Mgmt          For                            For
       JAMES R. DEWALD                                           Mgmt          For                            For
       SAM KOLIAS                                                Mgmt          For                            For
       ERNIE W. KAPITZA                                          Mgmt          For                            For
       GARY GOODMAN                                              Mgmt          For                            For

03     TO APPOINT DELOITTE & TOUCHE LLP AS THE AUDITORS          Mgmt          For                            For
       OF THE TRUST FOR THE ENSUING YEAR AT A REMUNERATION
       TO BE FIXED BY THE TRUSTEES.

04     TO APPROVE THE AMENDMENTS TO THE DEFERRED UNIT            Mgmt          For                            For
       PLAN OF THE TRUST WHICH ARE CONTEMPLATED OR
       NECESSARY IN CONNECTION WITH THE BUSINESS OF
       THE TRUST, ALL AS MORE PARTICULARLY SET FORTH
       IN THE MANAGEMENT INFORMATION CIRCULAR.

05     TO RATIFY THE DEFERRED UNIT GRANTS PURSUANT               Mgmt          For                            For
       TO THE DEFERRED UNIT PLAN OF THE TRUST, ALL
       AS MORE PARTICULARLY SET FORTH IN THE MANAGEMENT
       INFORMATION CIRCULAR.

06     TO APPROVE THE AMENDMENTS TO THE DECLARATION              Mgmt          For                            For
       OF TRUST CONSTITUTING THE TRUST WHICH ARE CONTEMPLATED
       OR NECESSARY IN CONNECTION WITH THE BUSINESS
       OF THE TRUST, ALL AS MORE PARTICULARLY SET
       FORTH IN THE MANAGEMENT INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  701642490
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2008

2.     Declare a final dividend for the YE 31 MAR 2008           Mgmt          For                            For

3.     Re-elect Mr. Stephen Hester as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Graham Roberts as a Director                 Mgmt          For                            For

5.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

7.     Approve the remuneration report, as specified             Mgmt          For                            For

8.     Approve to renew the Directors' authority to              Mgmt          For                            For
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 13 JUL 2007 pursuant to Section 80 of the
       Companies Act 1985

s.9    Approve to waive the pre-emption rights held              Mgmt          For                            For
       by existing shareholders which attach to future
       issues of equity securities of Company for
       cash by virtue of Section 89 of the Companies
       Act 1985

s.10   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company and in accordance with Section
       166 of the Companies Act 1985

s.11   Amend Articles of Association as a consequence            Mgmt          For                            For
       of the Companies Act 2006

S.12   Amend Articles of Association, conditional upon           Mgmt          For                            For
       special resolution 11 and the coming into force
       of Section 175 of the Companies Act 2006 [expected
       to be 01 OCT 2008] and pursuant to special
       resolution 11 and authorize the Directors to
       approve direct or indirect interests that conflict,
       or may conflict, with the Company's interest

13.    Approve the The British Land Company Fund Managers'       Mgmt          For                            For
       Performance Plan

14.    Approve, conditional upon the passing of resolution       Mgmt          For                            For
       13, the operation of the The British Land Company
       Fund Managers' Performance plan, as amended,
       with effect from the start of the FY commencing
       01 APR 2007




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  701816552
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  OGM
    Meeting Date:  03-Mar-2009
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to Resolutions 2 and 3 being             Mgmt          For                            For
       passed, to increase the authorized share capital
       of the Company from 800,000,000 to 887,000,000
       by the creation of an additional 87,000,000
       ordinary shares of 25 pence each in the capital
       of the Company having the rights and privileges
       and being subject to the restrictions contained
       in the Articles of Association of the Company
       and ranking pari passu in all respects with
       the existing ordinary shares of 25 pence each
       in the capital of the Company

2.     Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1 and 3 being passed, to allot relevant securities
       [as specified in the Companies Act 1985], up
       to an aggregate nominal amount of GBP 85,218,397
       [equivalent to 340,873,589 ordinary shares
       of 25 pence each in the capital of the Company]
       in connection with the rights issue [as specified];
       and up to an aggregate nominal amount GBP 71,015,330
       [equivalent to 284,061,323 ordinary shares
       of 25 pence each in the capital of the Company];
       [Authority expires at until the end of the
       next AGM of the Company] and the Board may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.3    Authorize the Directors, subject to Resolutions           Mgmt          For                            For
       1 and 2 being passed, to allot equity securities
       [as specified in the Companies Act 1985] for
       cash under the authority given by the preceding
       Resolution, free of the restriction in Section
       89(1) of the Companies Act 1985, such power
       is limited to the allotment of equity securities:
       [a] in connection with the rights issue [as
       specified] and the Directors are directed to
       implement the rights issue on the basis as
       specified and generally and unconditionally
       to exercise all the powers of the Company to
       the extent the Directors determine necessary
       to implement the rights issue; and [b] otherwise
       than in connection with the rights issue [as
       specified], up to an aggregate nominal amount
       of GBP 10,793,127 [equivalent to 43,172,510
       ordinary shares of 25 pence each in the capital
       of the Company]; [Authority expires at until
       the end of the next AGM of the Company], and
       the Board may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.4    Authorize the Directors, to offer any holders             Mgmt          For                            For
       of ordinary shares of 25 pence each in the
       capital of the Company the right to elect to
       receive ordinary shares of 25 pence each in
       the capital of the Company, credited as fully
       paid, instead of cash in respect of the whole
       [or some part, to be determined by the Directors]
       of any dividend declared during the period
       starting the date of this Resolution and ending
       at the beginning of the 5th AGM of the Company
       next following the date of this Resolution
       and shall be permitted to do all acts and things
       required or permitted to be done in Article
       154 of the Articles of Association of the Company,
       and the number of new ordinary shares of 25
       pence each in the capital of the Company that
       are received instead of cash in respect of
       the whole [or some part, to be determined by
       the Directors] of any dividend may be such
       that their relevant value exceeds such cash
       amount [disregarding any tax credit] of the
       dividend that such holders of ordinary shares
       of 25 pence each in the capital of the Company
       elect to forgo by up to 5% for these purposes
       the relevant value has the same meaning and
       is calculated in the same manner as in Article
       154(B) of the Articles of Association of the
       Company; [Authority expires at a period of
       5 years from the date of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 BRMALLS PARTICIPACOES S A                                                                   Agenda Number:  701896219
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1908S102
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BRBRMLACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA           Non-Voting    No vote
       ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR
       ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED.

1.     Approve the financial statements relating to              Mgmt          For                            For
       the FYE 31 DEC 2008

2.     Approve the destination of the YE results of              Mgmt          For                            For
       2008

3.     Approve to set the total annual remuneration              Mgmt          Against                        Against
       for the Members of the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 BRMALLS PARTICIPACOES S A                                                                   Agenda Number:  701896233
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1908S102
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  BRBRMLACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Amend the Company's Corporate ByLaws aiming               Mgmt          For                            For
       at adapting Article 19, Paragraph 1, so that
       the Executive Committee be made up of at least
       3, and at the most, 7 Executive Officers




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PROPERTIES CORPORATION                                                           Agenda Number:  933027458
--------------------------------------------------------------------------------------------------------------------------
        Security:  112900105
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2009
          Ticker:  BPO
            ISIN:  CA1129001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       MR. GORDON E. ARNELL                                      Mgmt          For                            For
       MR. WILLIAM T. CAHILL                                     Mgmt          For                            For
       MR. RICHARD B. CLARK                                      Mgmt          For                            For
       MR. JACK L. COCKWELL                                      Mgmt          For                            For
       MR. J. BRUCE FLATT                                        Mgmt          For                            For
       MR. RODERICK D. FRASER                                    Mgmt          For                            For
       MR. PAUL D. MCFARLANE                                     Mgmt          For                            For
       MR. ALLAN S. OLSON                                        Mgmt          For                            For
       MS. LINDA D. RABBITT                                      Mgmt          For                            For
       MR. ROBERT L. STELZL                                      Mgmt          For                            For
       MS. DIANA L. TAYLOR                                       Mgmt          For                            For
       MR. JOHN E. ZUCCOTTI                                      Mgmt          For                            For

B      THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS               Mgmt          For                            For
       AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX
       THE AUDITORS' REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN APARTMENT PROPERTIES REIT                                                          Agenda Number:  933063214
--------------------------------------------------------------------------------------------------------------------------
        Security:  134921105
    Meeting Type:  Annual and Special
    Meeting Date:  20-May-2009
          Ticker:  CDPYF
            ISIN:  CA1349211054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT D. BROWN                                           Mgmt          For                            For
       DINO CHIESA                                               Mgmt          For                            For
       PAUL HARRIS                                               Mgmt          For                            For
       EDWIN F. HAWKEN                                           Mgmt          For                            For
       MARVIN A. SADOWSKI                                        Mgmt          For                            For
       THOMAS SCHWARTZ                                           Mgmt          For                            For
       MICHAEL STEIN                                             Mgmt          For                            For
       STANLEY SWARTZMAN                                         Mgmt          For                            For
       DAVID WILLIAMS                                            Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS THE AUDITOR OF CANADIAN APARTMENT PROPERTIES
       REIT

03     RESOLUTION AUTHORIZING THE TRUSTEES OF CANADIAN           Mgmt          For                            For
       APARTMENT PROPERTIES REIT TO MAKE CERTAIN AMENDMENTS
       TO CANADIAN APARTMENT PROPERTIES REIT'S DECLARATION
       OF TRUST AND AUTHORIZING AMENDMENTS TO CANADIAN
       APARTMENT PROPERTIES REIT'S DECLARATION OF
       TRUST AS MORE FULLY DESCRIBED IN SCHEDULE "B"
       OF THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR

04     RESOLUTION AUTHORIZING AMENDMENTS TO CANADIAN             Mgmt          For                            For
       APARTMENT PROPERTIES REIT'S DECLARATION OF
       TRUST AS MORE FULLY DESCRIBED IN SCHEDULE "A"
       OF THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR

05     RESOLUTION AUTHORIZING AMENDMENTS TO CANADIAN             Mgmt          For                            For
       APARTMENT PROPERTIES REIT'S DECLARATION OF
       TRUST AS MORE FULLY DESCRIBED IN SCHEDULE "C"
       OF THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  933063062
--------------------------------------------------------------------------------------------------------------------------
        Security:  13650J104
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  CRXIF
            ISIN:  CA13650J1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     WITH RESPECT TO THE ELECTION OF THE TRUSTEES              Mgmt          For                            For
       OF THE TRUST: JOHN A. BROUGH

1B     JOHN H. CLAPPISON                                         Mgmt          For                            For

1C     F. ROBERT HEWETT                                          Mgmt          For                            For

1D     STEPHEN E. JOHNSON                                        Mgmt          For                            For

1E     W. REAY MACKAY                                            Mgmt          For                            For

1F     JOHN F. MARINO                                            Mgmt          For                            For

1G     JAMES M. TORY                                             Mgmt          For                            For

02     WITH RESPECT TO THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS
       OF THE TRUST AND AUTHORIZING THE TRUSTEES TO
       FIX THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859766
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       financial statements for the YE 31 DEC 2008
       and the Auditors report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.055 per share and a special 1-tier dividend
       of SGD 0.015 per share for the year ended 31
       DEC 2008

3.     Approve the Directors fees of SGD 1,137,555               Mgmt          For                            For
       for the YE 31 DEC 2008, [2007: SGD 1,323,900]

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. James Koh Cher Siang as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Mrs. Arfat Pannir Selvam as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.3    Re-elect Prof. Kenneth Stuart Courtis as a Director,      Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs KPMG LLP as Auditors of the             Mgmt          For                            For
       Company and authorise the Directors to fix
       their remuneration.

7.     Transact other business                                   Non-Voting    No vote

8.A    Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of as well as adjustments to warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit, and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under this Resolution, the
       total number of issued shares [excluding treasury
       shares] shall be based on the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier or at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held];

8.B    Authorize the Directors to grant awards in accordance     Mgmt          Against                        Against
       with the provisions of the CapitaLand Performance
       Share Plan [Performance Share Plan] and/or
       the CapitaLand Restricted Stock Plan [Restricted
       Stock Plan]; and to allot and issue from time
       to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the CapitaLand
       Share Option Plan and/or such number of fully
       paid shares in the Company as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that: the aggregate
       number of shares to be issued pursuant to options
       granted under the CapitaLand Share Option Plan
       and the vesting of awards granted or to be
       granted under the Performance Share Plan and
       the Restricted Stock Plan shall not exceed
       15% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       from time to time; and the aggregate number
       of new shares under awards which may be granted
       pursuant to the Performance Share Plan and
       the Restricted Stock Plan; [Authority expires
       during the period commencing from the date
       of this AGM and ending on the date of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held], shall not exceed 2% of the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859778
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company and approve        Mgmt          For                            For
       the [the Share Purchase Mandate], for the purposes
       of Sections 76C and 76E of the Companies Act,
       Chapter 50 [the Companies Act], to purchase
       or otherwise acquire ordinary shares in the
       capital of the Company [Shares] not exceeding
       in aggregate the Maximum Limit [as hereafter
       defined), at such price or prices as may be
       determined by the Directors from time to time
       up to the Maximum Price [as hereafter defined],
       whether by way of: [i] market purchase[s] on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or[ii]
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, Other Exchange as may for the time being
       be applicable; [Authority expires the earlier
       of the date on which the next Annual General
       Meeting of the Company is held; or the date
       by which the next Annual General Meeting of
       the Company is required by law to be held and
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CAPITAMALL TRUST                                                                            Agenda Number:  701810675
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1100L160
    Meeting Type:  EGM
    Meeting Date:  02-Mar-2009
          Ticker:
            ISIN:  SG1M51904654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 2,  for the issue of
       new units in CMT [Rights Units] under the underwritten
       and renounceable rights issue [the Rights Issue]
       pursuant to the rights ratio of 9 Rights Units
       for every 10 existing units in CMT [Units,
       and the basis of the rights issue, the Rights
       Ratio] [the Rights Issue Books Closure Date]
       in the manner described in the circular to
       unitholders of CMT [Unitholders] dated 09 FEB
       2009 [the Circular] issued by CapitaMall Trust
       Management Limited, as manager of CMT [the
       Manager]; the rights issue shall be carried
       out on the terms of and subject to the conditions
       as specified below and/or otherwise on such
       terms and conditions as the Manager may think
       fit a) that the provisional allotments of the
       rights units under the rights issue shall be
       made on an underwritten and renounceable basis
       to unitholders with units standing to the credit
       of their securities accounts with The Central
       Depository (Pte) Limited [CDP] and whose registered
       addresses with CDP are in Singapore as at the
       rights issue books closure date or who have,
       at least 3 market days prior to the rights
       issue books closure date, provided CDP with
       addresses in Singapore for the service of notices
       and documents, including entitled qualified
       institutional buyers QIBs]1 and such Unitholders
       who the Manager, on behalf of CMT, and DBS
       Bank Ltd and J.P. Morgan (S.E.A.) Limited [the
       Joint Lead Managers and Underwriters] agree,
       may be offered Rights Units without breaching
       applicable securities laws [Eligible Unitholders];
       b) no provisional allotments of Rights Units
       shall be made in favour of Unitholders other
       than Eligible Unitholders; c) the provisional
       allotments of rights units not taken up or
       allotted for any reason shall be used to satisfy
       applications for excess rights units [Excess
       Rights Units] [if any] as the Manager may,
       in its discretion, deem fit; and d) the rights
       issue shall be underwritten by the Joint Lead
       Managers and Underwriters, on the terms of
       the management and underwriting agreement dated
       09 FEB2009 entered into between the Manager
       and the Joint Lead Managers and Underwriters;
       the increase in the number of potential Units
       which will be issued upon the conversion of
       the CMT SGD 650,000,000 1.0% convertible bonds
       due 2013 [the Convertible Bonds] as a result
       of the adjustments to the conversion price
       of the Convertible Bonds arising from the rights
       issue; and the Manager, any director of the
       Manager and the Trustee severally authorized
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of CMT to give effect to
       the rights issue and to allow the rights units
       to participate in any distributions which may
       accrue for the period from 01 JAN 2009, notwithstanding
       that the rights units are expected to be issued
       on 02 APR 2009

O.2    Approve, subject to the conditions in the letter          Mgmt          For                            For
       from the Securities Industry Council dated
       03 FEB 2009 being fulfilled, the unitholders,
       other than CapitaLand Limited [CapitaLand],
       parties acting in concert with it and parties
       which are not independent of CapitaLand, hereby
       [on a poll taken] waive their rights to receive
       a mandatory take-over offer from CapitaLand
       and parties acting in concert with it, which
       includes i) the wholly-owned subsidiaries of
       CapitaLand which holds either a direct or indirect
       interest in Units, being CapitaLand Financial
       Limited, CapitaLand RECM Pte. Ltd., the Manager,
       CapitaLand Retail Limited, Albert Complex Pte
       Ltd, Pyramex Investments Pte Ltd and Premier
       Healthcare Services International Pte Ltd and
       ii) any existing subsidiaries of CapitaLand
       and new subsidiaries set up by CapitaLand to
       hold Units which will be subscribing for rights
       units under the rights issue, for all the units
       not already owned by CapitaLand and parties
       acting in concert with it, in the event that
       they acquire a sufficient number of rights
       units through taking up provisional allotments
       of rights units issued and allotted to them
       and, if applicable, through applying for excess
       rights units pursuant to the rights issue and/or
       subscribing for rights units pursuant to the
       commitment agreement dated 09 FEB 2009 entered
       into between CapitaLand and the Joint Lead
       Managers and underwriters, which would otherwise
       result in a mandatory offer obligation pursuant
       to Rule 14 of the Singapore Code on Take overs
       and Mergers




--------------------------------------------------------------------------------------------------------------------------
 CASTELLUM AB                                                                                Agenda Number:  701818188
--------------------------------------------------------------------------------------------------------------------------
        Security:  W2084X107
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  SE0000379190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect Mr. Claes Beyer as Chairman of the meeting          Mgmt          For                            For

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve whether or not the general meeting has            Mgmt          For                            For
       been duly convened

6.     Receive: a) the annual accounts and the audit             Mgmt          Abstain                        Against
       report as well as the Group accounts and the
       Group audit report, b) the Auditor's statement
       regarding the Company's compliance with the
       guidelines for remuneration to the Members
       of the Executive Management, in effect since
       the previous AGM; and in connection thereto,
       presentation by the Chairman of the Board of
       Directors and the Managing Director

7.     Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and the consolidated balance sheet

8.     Approve a distribution of SEK 3.15 per share              Mgmt          For                            For
       as proposed by the Board of Directors and 31
       MAR 2009 as the Record day for distribution,
       which means that the last trading day for shares
       including distribution will be 26 MAR 2009

9.     Grant discharge from liability towards the Company        Mgmt          For                            For
       in respect of the Members of the Board of Directors
       and the Managing Director

10.    Receive the Election Committee's report on its            Mgmt          Abstain                        Against
       work and the Election Committee's statement
       concerning its proposals regarding the Board
       of Directors

11.    Approve that the Board of Directors shall consist         Mgmt          For                            For
       of 6 Members

12.    Approve that the remuneration to the Members              Mgmt          For                            For
       of the Board of Directors be SEK 1,525,000
       out of which SEK 450,000 should be allocated
       to the Chairman of the Board of Directors and
       SEK 215,000 to each of the remaining Members
       of the Board of Directors, the proposal entails
       that the remuneration per person remains the
       same but that the overall remuneration is reduced
       by SEK 215,000 since the Board of Directors
       is reduced by 1 Member; the amounts include
       compensation for committee work

13.    Re-elect Messrs. Jan Kvarnstrom, Per Berggren,            Mgmt          For                            For
       Christer Jacobson and Goran Linden and Mrs.
       Marianne Dicander Alexandersson and Mrs. Ulla-Britt
       Frajdin-Hellqvist as Members of the Board of
       Directors and Mr. Jan Kvarnstrom as the Chairman
       of the Board of Directors; accordingly, all
       present members of the Board of Directors,
       except for Mr. Mats Wappling who has declined
       re-election, are proposed for re-election

14.    Approve the establishment of an Election Committee        Mgmt          For                            For
       for the next AGM

15.    Approve the guidelines for the remuneration               Mgmt          For                            For
       to the Members of the Executive Management
       of the Company

16.    Approve that the Board of Directors shall continue        Mgmt          For                            For
       to be authorized to, until the next annual
       general meeting of shareholders, acquire, on
       1 or several occasions, the Company's own shares
       provided that the Company will at no time hold
       more than 10% of the total shares in the company
       and to transfer the number of own shares held
       at the time, with deviation from the shareholders
       preferential rights




--------------------------------------------------------------------------------------------------------------------------
 CFS RETAIL PROPERTY TRUST                                                                   Agenda Number:  701842191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q22625208
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  AU000000CFX0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX listing rules            Mgmt          No vote
       7.1 and 7.4, the issue of 162,500,000 ordinary
       units in CFX to institutional investors as
       specified

S.2    Amend, the constitution of CFS Retail property            Mgmt          No vote
       trust by adding a new Clause 15.5, as terms
       specified




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG HLDGS LTD                                                                       Agenda Number:  701902175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Kam Hing Lam as a Director                      Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Fok Kin-ning, Canning as a Director             Mgmt          For                            For

3.4    Elect Mr. Frank John Sixt as a Director                   Mgmt          For                            For

3.5    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.6    Elect Mr. Kwok Tun-li, Stanley as a Director              Mgmt          For                            For

3.7    Elect Ms. Hung Siu-lin, Katherine as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT EUROCLEAR DOES NOT OFFER ANY             Non-Voting    No vote
       VOTING SERVICES ON THIS ISSUE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the CSCECL Group Engagement Agreement             Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; the CSCECL
       Construction Engagement Cap  for the period
       between 01 JUN 2009 and 31 MAY 2012; and authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the CSCECL
       Group Engagement Agreement and the transactions
       contemplated thereunder including the affixing
       of Common Seal thereon

2.     Approve the CSC Group Engagement Agreement and            Mgmt          For                            For
       the transactions contemplated thereunder and
       the implementation thereof; the CSC Construction
       Engagement Cap  for the period between 01 JUL
       2009 and 30 JUN 2012; and authorize any one
       Director of the Company and on behalf of the
       Company to execute all such other documents,
       instruments and agreements and to do all such
       acts or things deemed by him to be incidental
       to, ancillary to or in connection with the
       matters contemplated in the CSC Group Engagement
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919752
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Re-elect Mr. Chen Bin as a Director                       Mgmt          Against                        Against

2.b    Re-elect Mr. Zhu Yijian as a Director                     Mgmt          For                            For

2.c    Re-elect Mr. Luo Liang as a Director                      Mgmt          Against                        Against

2.d    Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          For                            For

2.e    Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare of a final dividend for the YE 31 DEC             Mgmt          For                            For
       2008 of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange under the Hong Kong
       Code on Share Repurchases, not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of passing this Resolution; [Authority expires
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       and/or the Companies Ordinance [Chapter 32
       of the Laws of Hong Kong] to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this Resolution, pursuant to Section 57B
       of the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements,
       options and rights of exchange during the relevant
       period, not exceeding the aggregate of a) 20%
       of the share capital of the Company; and b)
       the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       subscription or conversion rights under the
       terms of any bonds or securities which are
       convertible into shares of the Company; or
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 6 and 7, to extend the general
       mandate granted to the Directors of the Company
       pursuant to the Resolution 7, by an amount
       representing the aggregate nominal amount of
       share capital of the Company purchased by the
       Company under the authority granted pursuant
       to the Resolution 6, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701928890
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wang Yin as a Director                       Mgmt          For                            For

3.2    Re-elect Mr. Yan Biao as a Director                       Mgmt          Against                        Against

3.3    Re-elect Mr. Ding Jiemin as a Director                    Mgmt          For                            For

3.4    Re-elect Mr. Ho Hin Ngai as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. Yan Y Andrew as a Director                   Mgmt          Against                        Against

3.6    Re-elect Mr. Wan Kam To, Peter as a Director              Mgmt          For                            For

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, generally and unconditionally;
       the aggregate nominal amount of shares of the
       Company which the Directors of the Company
       are authorized to repurchase pursuant to this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution, to allot, issue and deal
       with additional shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such power be and generally
       and unconditionally to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] which would or might require the exercise
       of such power after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors of the Company pursuant to this resolution,
       otherwise than i) a rights issue [as specified];
       ii) an issue of shares under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company; iii) an issue
       of shares upon the exercise of the subscription
       or conversion rights under the terms of any
       warrants or any securities of the Company which
       are convertible into shares of the Company;
       or iv) an issue of shares as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the passing of the Resolution 5 and 6 as
       specified in this meeting, to allot, issue
       and deal with additional shares pursuant to
       Resolution 6 as specified in this meeting be
       and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5 as specified
       in this meeting, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CITY DEVELOPMENTS LTD, SINGAPORE                                                            Agenda Number:  701868309
--------------------------------------------------------------------------------------------------------------------------
        Security:  V23130111
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1R89002252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2008

2.     Approve to declare a final tax-exempt [1-tier]            Mgmt          For                            For
       ordinary dividend of 7.5 cents per ordinary
       share for the YE 31 DEC 2008 as recommended
       by the Directors

3.     Approve the Directors' Fees of SGD 308,000.00             Mgmt          For                            For
       for the YE 31 DEC 2008 [year 2007 : SGD 308,000.00]
       and Audit Committee Fees of SGD 47,500.00 per
       quarter for the period from 1 JUL 2009 to 30
       JUN 2010 [period from 1 JUL 2008 to 30 JUN
       2009: SGD 47,500.00 per quarter], with payment
       of the Audit Committee fees to be made in arrears
       at the end of each calendar quarter

4.A    Re-elect Mr. Foo See Juan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

4.B    Re-elect Mr. Kwek Leng Peck as a Director, who            Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

5.A    Re-appoint Mr. Chee Keng Soon as a Director,              Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to hold office from the date of this
       AGM until the next AGM

5.B    Re-appoint Mr. Tang See Chim as a Director,               Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to hold office from the date of this
       AGM until the next AGM

6.     Re-appoint Messrs. KPMG LLP as the Auditors               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Authorize the Directors to issue ordinary shares          Mgmt          For                            For
       in the capital of the Company whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       'Instruments'] that might or would require
       ordinary shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into ordinary
       shares, at any time and upon such terms and
       conditions and for such purposes and to such
       persons as the Directors may, in their absolute
       discretion, deem fit; and [notwithstanding
       the authority conferred by this ordinary resolution
       may have ceased to be in force] issue ordinary
       shares in pursuance of any Instrument made
       or granted by the Directors while this ordinary
       resolution was in force; provided that: 1)
       the aggregate number of ordinary shares to
       be issued pursuant to this ordinary resolution
       [including ordinary shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding ordinary
       shares which may be issued pursuant to any
       adjustments effected under any relevant instrument],
       does not exceed 100% of the total number of
       issued ordinary shares, excluding treasury
       shares, in the capital of the Company [s calculated
       in accordance with paragraph (3) of this ordinary
       resolution); and otherwise than by way of Renounceable
       rights issues [other share issues] does not
       exceed 50% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company (as calculated in accordance
       with paragraph (3) of this Ordinary Resolution),
       of which the aggregate number of ordinary shares
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company [as calculated in accordance
       with paragraph (3) of this Ordinary Resolution];
       2) the renounceable rights issues and other
       Share Issues shall not, in aggregate, exceed
       100% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company [as calculated in accordance
       with paragraph (3) of this Ordinary Resolution
       3) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of ordinary shares that may be issued under
       this resolution, the percentage of issued ordinary
       shares shall be based on the issued ordinary
       shares in the capital of the Company at the
       time this resolution is passed, after adjusting
       for new ordinary shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding and subsisting at the time
       this resolution is passed; and ii) any subsequent
       consolidation or subdivision of ordinary shares
       4) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

8.     Authorize the Directors of the Company to fix             Mgmt          For                            For
       the issue price for ordinary shares in the
       capital of the Company that may be issued by
       way of placement pursuant to the 20% sub-limit
       for other share issues on a non pro rata basis
       referred to in Resolution 7 above, at a discount
       exceeding 10% but not more than 20% of the
       price as determined in accordance with the
       Listing Manual of the SGXST

9.     Authorize the Directors of the Company, a) for            Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares and/or non-redeemable
       convertible non-cumulative preference shares
       [Preference Shares] not exceeding in aggregate
       the prescribed limit [as hereinafter defined],
       at such price or prices as may be determined
       by the Directors of the Company from time to
       time up to the maximum price [as hereinafter
       defined], whether by way of: i) market purchases
       [each a Market Purchase] on the SGX-ST; and/or
       ii) off-market purchases [each an Off-Market
       Purchase] effected otherwise than on the SGX-ST
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       of the Company as they may, in their absolute
       discretion, deem fit, which schemes shall satisfy
       all the conditions prescribed by the Companies
       Act, and otherwise in accordance with all other
       laws, regulations and rules of the SGX-ST as
       may for the time being be applicable; [Authority
       expires the earlier at the date on which the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by law to be held; the date on which the authority
       conferred by the Share Purchase Mandate is
       varied or revoked in general meeting; or the
       date on which the purchases or acquisitions
       of ordinary shares and/or preference shares
       pursuant to the share purchase mandate are
       carried out to the full extent mandated]; C)
       the number of issued ordinary shares representing
       10% of the total number of issued ordinary
       shares as at the date of the passing of this
       Resolution, [excluding any ordinary shares
       held as treasury shares], and in relation to
       any purchase or acquisition of preference shares,
       the number of issued preference shares representing
       10% of the total number of issued preference
       shares as at the date of the passing of this
       Resolution; and 'Maximum Price' in relation
       to an ordinary share or preference share to
       be purchased [as the case may be] means an
       amount [excluding brokerage, stamp duties,
       applicable goods and services tax and other
       related expenses] not exceeding i) in the case
       of a Market Purchase, 105% of the average closing
       price of the ordinary shares or preference
       shares [as the case may be]; an ii) in the
       case of an Off-Market Purchase, 120% of the
       Highest Last Dealt Price of the Ordinary Shares
       or preference shares [as the case may be],
       where: Average Closing Price means the average
       of the Closing Market Prices of the ordinary
       shares or preference shares [as the case may
       be] over the last five (5) market days on the
       SGX-ST, on which transactions in the ordinary
       shares or preference shares were recorded,
       immediately preceding the day of the market
       purchase by the Company, and deemed to be adjusted
       for any corporate action that occurs after
       such 5-market day period; 'Closing Market Price'
       means the last dealt price for an ordinary
       share or preference share [as the case may
       be] transacted through the SGX-ST's Central
       Limit Order Book [CLOB] trading system as shown
       in any publication of the SGX-ST or other sources;
       'Highest Last Dealt Price' means the highest
       price transacted for an ordinary share or preference
       share [as the case may be] as recorded on the
       SGX-ST on the market day on which there were
       trades in the ordinary shares or preference
       shares immediately preceding the day of the
       making of the offer pursuant to the Off-Market
       Purchase; 'day of the making of the offer means
       the day on which the Company makes an offer
       for the Off-Market purchase of ordinary shares
       or preference shares, as the case may be, from
       holders of ordinary shares or holders of preference
       shares, stating the purchase price [which shall
       not be more than the Maximum Price for an Off-Market
       Purchase, calculated on the foregoing basis]for
       each ordinary share or preference share, and
       the relevant terms of the equal access scheme
       for effecting the Off-Market Purchase; and
       'Market Day' means a day on which the SGX-ST
       is pen for trading in securities; and d) authorize
       the Directors to complete and do all such acts
       and things [including executing such documents
       as may be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this Resolution

10.    Approve the Directors to offer and grant options          Mgmt          Against                        Against
       in accordance with the provisions of the City
       Developments Share Option Scheme 2001 [the
       Scheme] and to allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of the options
       granted under the Scheme provided that the
       aggregate number of new ordinary shares to
       be issued pursuant to the Scheme shall not
       exceed 8% of the total number of issued ordinary
       shares, excluding treasury shares, in the capital
       of the Company from time to time

11.    a) Approve, the purpose of Chapter 9 of the               Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and its associated companies
       that are not listed on the SGX-ST, or an approved
       exchange, over which the Company, its subsidiaries
       and/or its interested person(s), have control,
       or any of them, to enter into any of the transactions
       falling within the category of Interested Person
       Transactions, particulars of which are set
       out in the Company s Circular to Shareholders
       dated 28 APR 2003 [the Circular] with any party
       who is of the class or classes of Interested
       Persons described in the Circular, provided
       that such transactions are entered into in
       accordance with the review procedures for Interested
       Person Transactions as set out in the Circular,
       and that such approval [the IPT Mandate], shall
       unless revoked or varied by the Company in
       General Meeting, continue in force until the
       next Annual General Meeting of the Company;
       and b) authorize the Directors of the Company
       and each of them to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they or he
       may consider expedient or necessary

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CITYCON OYJ, HELSINKI                                                                       Agenda Number:  701815954
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1422T116
    Meeting Type:  OGM
    Meeting Date:  18-Mar-2009
          Ticker:
            ISIN:  FI0009002471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Election of Chairman of the meeting                       Mgmt          For                            For

3.     Election of minutes-checker and Supervisors               Mgmt          For                            For
       of vote-counting

4.     Recording the legality and quorum of the meeting          Mgmt          For                            For

5.     Recording the attendance and adopting the list            Mgmt          For                            For
       of votes

6.1    Proposal for the amendment to Article 4 of the            Mgmt          For                            For
       Articles of Association: The Board of Directors
       proposes that Article 4 of the Articles of
       Association be amended in respect of the maximum
       number of Members of the Board of Directors;
       The maximum number of Members is proposed to
       be 10 instead of previous 8

6.2    Proposal for the amendment to Article 11 of               Mgmt          For                            For
       the Articles of Association: The Board of Directors
       proposes that Article 11 of the Articles of
       Association be amended in respect of the publication
       of the notice to a general meeting; The notice
       is proposed to be published no later than 21
       days [previously 17 days] before the meeting
       on the Company's website and, like earlier,
       in at least one national newspaper appearing
       in Helsinki

7.     Presentation of the financial statements 2008             Mgmt          Abstain                        Against
       and the report of the Board of Directors -
       Review by the Chief Executive Officer

8.     Presentation of the Auditor's report                      Mgmt          Abstain                        Against

9.     Adoption of the financial statements                      Mgmt          For                            For

10.    Resolution on the use of the profit shown on              Mgmt          For                            For
       the balance sheet and the payment of dividend
       as well as the distribution of assets from
       the invested unrestricted equity fund: The
       Board of Directors proposes that on the basis
       of the balance sheet to be adopted for the
       FY 2008, a per-share dividend of EUR 0.04 be
       paid out from the retained earnings and EUR
       0.10 per share be returned from the invested
       unrestricted equity fund; The Board of Directors
       proposes that the dividend and equity return
       be paid on 03 APR 2009; The dividend and equity
       return will be paid to a shareholder registered
       in the Company's register of shareholders on
       the record date for dividend payment and equity
       return 23 MAR 2009

11.    Resolution on the discharge of the Members of             Mgmt          For                            For
       the Board of Directors and the CEO from liability

12.    Resolution on the remuneration of Members of              Mgmt          For                            For
       the Board of Directors: The Board of Directors'
       Nomination Committee proposes that the remuneration
       of the Members of the Board of Directors remain
       unchanged and that the Chairman of the Board
       of Directors be paid an annual fee of EUR 160,000,
       the Deputy Chairman EUR 60,000 and ordinary
       Members of the Board EUR 40,000; In addition,
       the Nomination Committee proposes that the
       Chairman of the Board and the Chairmen of the
       Board's Committees be paid a meeting fee of
       EUR 700 and the other Board and committee Members
       EUR 500 per meeting. It is further proposed
       that Members of the Board of Directors not
       residing in the Helsinki Metropolitan Area
       be compensated accrued travel and lodging expenses
       as well as other potential costs related to
       Board work

13.    Resolution on the number of Members of the Board          Mgmt          For                            For
       of Directors: The Board of Directors' Nomination
       Committee proposes that the number of Board
       Members be resolved at 9 instead of previous
       8 provided that the general meeting will approve
       the Board of Directors' proposal for the amendment
       of the Articles of Association presented in
       item 6.1 above

14.    Election of Members of the Board of Directors:            Mgmt          For                            For
       The Board of Directors' Nomination Committee
       proposes that all current Members of the Board
       of Directors be re-elected to the Board for
       a term that will continue until the closing
       of the next AGM: Messrs. Amir Bernstein, Gideon
       Bolotowsky, Raimo Korpinen, Tuomo Lahdesmaki,
       Claes Ottosson, Dor J. Segal, Thomas W. Wernink
       and Per- Hakan Westin; The Nomination Committee
       further proposes, provided that the general
       meeting will approve the Board of Directors'
       proposal for the amendment of the Articles
       of Association presented in item 6.1 above
       that Ms. Ariella Zochovitzky, B.A., CPA and
       MBA, born in 1957, be elected as a new Member
       to the Board; Ms. Zochovitzky is Israeli citizen
       with 20 years' experience in auditing and more
       than 18 years' experience of serving as Professional
       Director at Public Companies. At present, she
       is General Manager and Partner in an Israeli
       corporation called C.I.G; Consultant Investments
       Group Ltd and serves as a Professional Director
       at several public companies

15.    Resolution on the remuneration of the auditor:            Mgmt          For                            For
       The Board of Directors' Audit Committee proposes
       that the audit fee be paid according to the
       auditor's invoice

16.    Election of Auditor: The Board of Directors'              Mgmt          For                            For
       Audit Committee proposes that the Company's
       current auditor, Ernst & Young Oy, a firm of
       authorized public accountants, be re-elected
       as the Auditor of the Company

17.    Authorizing the Board of Directors to resolve             Mgmt          For                            For
       on the acquisition of the Company's own shares:
       The Board of Directors proposes that the AGM
       authorizes the Board to resolve on acquiring
       a maximum of 20,000,000 of the Company's own
       shares by using unrestricted equity through
       public trading on the NASDAQ OMX Helsinki Ltd
       at the market price prevailing at the time
       of the acquisition; The shares shall be acquired
       to improve the Company's capital structure
       or to be used in financing or implementation
       of potential acquisitions or other corporate
       transactions; The Company may hold, convey
       or cancel the shares for said purposes; The
       Board of Directors proposes that the Board
       be authorized to decide on other terms and
       conditions related to the acquisition of own
       shares; The acquisition authorization is proposed
       to be valid until the next AGM

18.    Closing of the meeting                                    Mgmt          Abstain                        Against

       For more information on Abstain voting in Finland;        Non-Voting    No vote
       please visit the below link.  http://materials.proxyvote.com/Approved/99999Z/19840101/INFST_35112.PDF




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SICAFI SA, BRUXELLES                                                              Agenda Number:  701876863
--------------------------------------------------------------------------------------------------------------------------
        Security:  B25654136
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors report                              Non-Voting    No vote

2.     Receive the Auditors report                               Non-Voting    No vote

3.     Approve the financial statements and allocation           Mgmt          For                            For
       of income and dividends of EUR 6.37 per share
       for preference shareholders and of EUR 7.80
       per share for ordinary shareholders

4.     Receive the consolidated financial statements             Non-Voting    No vote
       and statutory reports

5.1    Approve the change of accounting principles               Mgmt          For                            For
       for retained earnings

5.2    Receive the information about the change in               Mgmt          Abstain                        Against
       accounting principles

6.     Grant discharge the Directors                             Mgmt          For                            For

7.     Grant discharge the Auditors                              Mgmt          For                            For

8.     Approve the clause of change of control regarding         Mgmt          For                            For
       Pubstone Group

9.a    Elect Mr. Xavier De Walque as a Director                  Mgmt          Against                        Against

9.b    Re-elect Mr. Vincent Doumier as a Director                Mgmt          Against                        Against

9.c    Re-elect Mr. Gaetan Hannecart as an Independent           Mgmt          For                            For
       Director

9.d    Re-elect Mr. Baudouin Velge as an Independent             Mgmt          For                            For
       Director

10.    Transact other Business                                   Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 COMINAR REAL ESTATE INVESTMENT TRUST                                                        Agenda Number:  933060395
--------------------------------------------------------------------------------------------------------------------------
        Security:  199910100
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  CMLEF
            ISIN:  CA1999101001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALBAN D'AMOURS                                            Mgmt          For                            For
       GHISLAINE LABERGE                                         Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For
       OF THE REIT FOR THE ENSUING YEAR AND AUTHORIZING
       THE TRUSTEES TO FIX THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH PROPERTY OFFICE FUND                                                           Agenda Number:  701859437
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q27075102
    Meeting Type:  EGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  AU000000CPA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX Listing Rules            Mgmt          No vote
       7.1 and 7.4, the issue of 240,545,859 ordinary
       units in CPA to Institutional Investors as
       specified

S.2    Amend the Constitution of Commonwealth Property           Mgmt          No vote
       Office Fund by adding a new Clause 6.4, the
       terms of which are as specified




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701873893
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2009
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 03 APR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the meeting and announcements                  Non-Voting    No vote

2.     Report of the Management Board on the 2008 FY             Non-Voting    No vote

3.     Amendment of the dividend policy                          Non-Voting    No vote

4.     Adopt the financial statements for the 2008               Mgmt          For                            For
       FY

5.A    Approve to declare a dividend of EUR 2.64 per             Mgmt          For                            For
       share for 2008

5.b    Approve to provide shareholders with a choice             Mgmt          For                            For
       whereby each shareholder may choose to either
       receive the dividend entirely in cash less
       15% dividend tax, or entirely in shares payable
       out of the share premium reserves, or a combination
       thereof, provided that in connection with the
       fiscal obligation to pay dividends under the
       FBI requirements a maximum percentage of the
       total dividend will be determined and may be
       paid out in shares, this maximum percentage
       will be announced at the latest on the shareholders
       meeting of 17 APR 2009, as specified

6.     Grant discharge to the Members of the Management          Mgmt          For                            For
       Board for the 2008 FY

7.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the 2008 FY

8.a    Approve that Mr. Doets and Mr. Doijer will be             Mgmt          Abstain                        Against
       resigning in accordance with the rotation schedule
       as of the close of the general meeting of shareholders

8.b    Re-appoint Mr. Doijer as Member of the Supervisory        Mgmt          For                            For
       Board, subject to the condition precedent that
       the General Meeting of Shareholders does not
       exercise its right as stated at 8 [c] and does
       not request an extension of time for the motions
       in order to make a recommendation.

8.c    Approve to recommend persons to be proposed               Mgmt          Abstain                        Against
       as the Supervisory Board Members

8.d    Approve, as soon as the condition precedent               Mgmt          Abstain                        Against
       referred to at 8 (b) enters into force, the
       Supervisory Board will table the motion to
       re-appoint Mr. Doijer

8.e    Approve to recommend a person to be proposed              Mgmt          Abstain                        Against
       for the appointment as Member of the Supervisory
       Board, however the person recommended by the
       Supervisory Board does have the consent of
       the works council, motion by the Supervisory
       Board to appoint Mr. G. A. Beijer as Member
       of the Supervisory Board subject to the condition
       precedent that the general meeting of shareholders
       does not exercise its right as stated at 8
       [f] and does not request an extension of time
       for the motions in order to make a recommendation,
       furthermore the Dutch Authority on financial
       markets [Autoriteit Financiele Markten] should
       establish the dependability [Betrouwbaarheid]
       of Mr. Beijer as required by Article 4:10 of
       the Dutch Act on financial supervision [Wet
       op het financieel toezicht]

8.f    Approve to recommend persons to be proposed               Mgmt          Abstain                        Against
       as Supervisory Board Members

8.g    Appoint Mr. Beijer, as soon as the condition              Mgmt          For                            For
       precedent referred to at 8 [e] enters into
       force

9.     Re-appoint KPMG Accountants N.V as the External           Mgmt          For                            For
       Auditor for the 2009 FY

10.    Amend the Articles of Association including               Mgmt          For                            For
       an authorization to execute the deed of amendment

11.    Approve the language of the financial statements          Mgmt          For                            For
       and the annual report

12.    Any other business                                        Non-Voting    No vote

13.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG                                                   Agenda Number:  701937647
--------------------------------------------------------------------------------------------------------------------------
        Security:  G24524103
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  KYG245241032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU."

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report of the Company for the YE
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. CUI Jianbo as a Director                     Mgmt          Against                        Against

3.b    Re-elect Ms. YANG Huiyan as a Director                    Mgmt          For                            For

3.c    Re-elect Mr. OU Xueming as a Director                     Mgmt          For                            For

3.d    Re-elect Mr. TONG Wui Tung, Ronald as a Director          Mgmt          For                            For

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' Fee

4.     Re-appoint Auditors of the Company and authorize          Mgmt          For                            For
       the Board of Directors of the Company to fix
       their remunerations

5.     Authorize the Directors, subject to paragraph             Mgmt          Against                        Against
       (c) below, and pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [the Listing Rules], to
       allot, issue and deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       but not limited to warrants, bonds and debentures
       convertible into shares of the Company] during
       and after the relevant period; (a) above, otherwise
       than pursuant to i) a Right Issue [as hereinafter
       defined; or ii) an issue of shares upon the
       exercise of options which may be granted under
       any share option scheme or under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries or any other person of
       shares or rights to acquire shares of the Company;
       or iii) any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) a specific authority granted by the
       shareholders of the Company in general meeting
       shall not exceed 20% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution
       and the said approval shall be limited accordingly
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws of the Cayman Islands to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, to repurchase shares
       of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the requirements of the Listing Rules
       or of any other Stock Exchange as amended from
       time to time; the aggregate nominal value of
       the shares of the shares of the Company, and
       authorize the Company to repurchase pursuant
       to the approval in paragraph (a) above during
       the relevant period [as hereinafter defined]
       shall not exceed 10% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution,
       and the authority granted pursuant to paragraph
       (a) above shall be limited accordingly; and
       for the purposes of this resolution, [Authority
       expires the earlier conclusion of the next
       AGM of the Company or the expiration of the
       period with which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any applicable Laws of the
       Cayman Islands to be held]

7.     Approve, conditional upon the ordinary resolutions        Mgmt          Against                        Against
       set out in paragraphs 5 and 6 of the notice
       convening this meeting being passed, the general
       mandate granted to the Directors to allot,
       issue and deal in any unissued shares pursuant
       to the ordinary resolution set out in paragraph
       5 of the notice convening this meeting, to
       by the addition to the aggregate nominal value
       of the share capital of the Company ; authorize
       the Directors, to allot , pursuant to such
       general mandate of an amount representing the
       aggregate nominal value of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the ordinary
       resolution set out in paragraph 6 of the notice
       convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       total nominal value of the share capital of
       the Company in issue at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  701720232
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To present the Directors' report, financial               Non-Voting    No vote
       statements and independent auditor's report
       for the FYE 30 JUN 2008

1.     Elect Ms. Elizabeth Alexander AM as a Director            Mgmt          For                            For
       of Dexus Funds Managing Limited

2.     Elect Mr. Barry Brownjohn as a Director of Dexus          Mgmt          For                            For
       Funds Managing Limited

3.     Elect Mr. Charles B. Leitner as a Director of             Mgmt          For                            For
       Dexus Funds Managing Limited

4.     Elect Mr. Brian Scullin as a Director of Dexus            Mgmt          For                            For
       Funds Managing Limited

5.     Approve to increase in remuneration pool for              Mgmt          For                            For
       the Non-Executive Directors of Dexus Funds
       Management Limited and its holding Company
       Dexus Holding Private Limited as specified

6.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  701796875
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  OGM
    Meeting Date:  06-Feb-2009
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and 7.4, the issue of 391,705,664 stapled
       securities, each comprising a unit in each
       of Dexus Diversified Trust, Dexus Industrial
       Trust, Dexus Office Trust and Dexus Operations
       Trust, [Stapled Security] to creation institutional
       and sophisticated investors at AUD 0.77 per
       Stapled Security issued on 09 DEC 2008 as specified

S.2    Authorize, for the purposes of ASX Listing Rule           Mgmt          For                            For
       7.1, ASIC class 05/26 and for all other purposes,
       the Dexus Property Group and the Directors
       of the Dexus Funds Management Limited, as responsible
       entity for the Dexus Diversified Trust, Dexus
       Industrial Trust, Dexus Office Trust and Dexus
       Operations Trust [Trusts], to issue stapled
       securities, each comprising a unit in each
       of the Trusts, [Stapled Securities] to an underwriter
       of persons procured by an underwriter within
       a period of 24 months from the date of this
       meeting in connection with any issue of Stapled
       Securities under the Dexus property Group distribution
       reinvestment plan

S.3    Amend the constitutions of each of Dexus Diversified      Mgmt          For                            For
       Trust, Dexus Industrial Trust, Dexus Office
       Trust and Dexus Operations Trust [Trusts] in
       accordance with the provisions of the supplemental
       deed polls as specified; and authorize the
       Dexus Funds Management Limited, as responsible
       entity for each of the Trusts, to execute a
       supplemental deed poll for each of the Trusts,
       in the same form as the supplemental deed poll
       annexed, and lodge them with ASIC to give effect
       to the amendments to the Constitutions of the
       Trusts




--------------------------------------------------------------------------------------------------------------------------
 EUROCOMMERCIAL PROPERTIES NV                                                                Agenda Number:  701729367
--------------------------------------------------------------------------------------------------------------------------
        Security:  N31065142
    Meeting Type:  AGM
    Meeting Date:  04-Nov-2008
          Ticker:
            ISIN:  NL0000288876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Receive the annual report of the Board of Management      Mgmt          Abstain                        Against

3.     Approve and adopt the annual accounts of the              Mgmt          For                            For
       Company for the FYE 30 JUN 2008, to allocate
       the profit of the FYE 30 JUN 2008, to determine
       the terms for payment of the dividend with
       the recommendation of the Board of Supervisory
       Directors and the Board of Management to declare
       a dividend of EUR 0.175 per ordinary share
       [EUR 1.75 per depositary receipt] to be paid
       on 28 NOV 2008

4.     Grant discharge to the Board of Management                Mgmt          For                            For

5.     Grant discharge to the Board of Supervisory               Mgmt          For                            For
       Directors

6.     Re-appoint Mr. H.W. Bolland as a Supervisory              Mgmt          For                            For
       Director

7.     Appoint Mr. P.W. Haasbroek as a Supervisory               Mgmt          For                            For
       Director

8.     Re-appoint Mr. J.P. Lewis as a Chairman of the            Mgmt          For                            For
       Board of Management

9.     Re-appoint Mr. E.J. Van Garderen as a Member              Mgmt          For                            For
       of the Board of Management

10.    Approve the remuneration of the Board of Supervisory      Mgmt          For                            For
       Directors

11.    Approve the remuneration of the Board of Management       Mgmt          For                            For

12.    Re-appoint Ernst Young Accountants, Amsterdam             Mgmt          For                            For
       as the Auditors of the Company for the current
       financial year

13.    Composition of the Board of Stichting AdministratiekantoorNon-Voting    No vote
       Eurocommercial Properties

14.    Approve the Power to Issue Shares and/or Options          Mgmt          Against                        Against
       Thereon

15.    Approve the Power to Buy Back Shares and/or               Mgmt          For                            For
       Depositary Receipts

16.    Any other business                                        Non-Voting    No vote

17.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FIRST CAPITAL REALTY INC.                                                                   Agenda Number:  933049997
--------------------------------------------------------------------------------------------------------------------------
        Security:  31943B100
    Meeting Type:  Annual
    Meeting Date:  15-May-2009
          Ticker:  FCRGF
            ISIN:  CA31943B1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS FOR ALL OF THE NOMINEES             Mgmt          For                            For
       NAMED IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR (THE "CIRCULAR").

02     APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS          Mgmt          For                            For
       AND IN THE AUTHORIZATION OF THE DIRECTORS TO
       FIX THE REMUNERATION OF THE AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 GECINA, PARIS                                                                               Agenda Number:  701986981
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4268U171
    Meeting Type:  MIX
    Meeting Date:  15-Jun-2009
          Ticker:
            ISIN:  FR0010040865
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND ""AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST"
       VOTE.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 562889 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory Reports

O.3    Approve the standard accounting transfers                 Mgmt          For                            For

O.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 5.70 per share

O.5    Approve the Auditors special report regarding             Mgmt          Against                        Against
       related party transactions

O.6    Approve the transaction with Mr. AntonioTruan             Mgmt          For                            For

O.7    Elect Mrs. Victoria Soler Lujan as a Director             Mgmt          Against                        Against

O.8    Elect Mr. Santiago Ybarra Churruca as a Director          Mgmt          For                            For

O.9    Elect Societe Metrovacesa as a Director                   Mgmt          For                            For

O.10   Elect Mr. Nicolas Durand as a Director                    Mgmt          Against                        Against

O.11   Ratify Mr. Sixto Jimenez Muniain as a Director            Mgmt          For                            For

O.12   Ratify Mr. Joaquin Fernandez Del Rio as a Director        Mgmt          For                            For

O.13   Ratify Mr. Jesus Perez Rodriguez as a Director            Mgmt          For                            For

O.14   Ratify Mr. Nicolas Diaz Saldana as a Director             Mgmt          For                            For

O.15   Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 1.75 million from
       the FY 2009

O.16   Authorize the repurchase of up to 10 % of issued          Mgmt          Against                        Against
       share capital

E.17   Authorize the issuance of equity or equity linked         Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 200 million

E.18   Authorize the issuance of equity or equity linked         Mgmt          Against                        Against
       securities without preemptive rights up to
       aggregate nominal amount of EUR 200 million

E.19   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to shareholder vote above

E.20   Authorize the capital increase of up to 10 %              Mgmt          For                            For
       of issued capital for future acquisitions

E.21   Authorize the capitalization of reserves of               Mgmt          For                            For
       up to EUR 500 million for bonus issue or increase
       in par value

E.22   Authorize the Board to set issue price for 10             Mgmt          For                            For
       % per year of issued capital pursuant to issue
       authority without preemptive rights

E.23   Approve the employee Stock Purchase Plan                  Mgmt          For                            For

E.24   Authorize up to 3% of issued capital for use              Mgmt          Against                        Against
       in Stock Option Plan

E.25   Authorize up to 3% of issued capital for use              Mgmt          Against                        Against
       in restricted Stock Plan

E.26   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.27   Amend Article 14 of bylaws regarding Board meetings       Mgmt          For                            For

E.28   Authorize the filing of required documents/other          Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701922406
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the Director's report and financial            Non-Voting    No vote
       statements for the YE 31 DEC 2008 together
       with Auditor's report

1.     Re-elect Mr. Eric Goodwin as a Director of the            Mgmt          Against                        Against
       Company, who retires in accordance with Rule
       49 of the Company's Constitution

2.     Elect Mr. Lim Swe Guan as a Director of the               Mgmt          For                            For
       Company, who ceases to hold office in accordance
       with Rule 48(d) of the Company's Constitution

3.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       DEC 2008

       PLEASE NOTE THAT THIS RESOLUTION IS FOR COMPANY           Non-Voting    No vote
       AND TRUST. THANK YOU.

S.4    Amend: in case of the Constitution of the Company-deletingMgmt          For                            For
       Rules 79 and 80 in their entirety and replacing
       them with new Rules 79 and 80 in the form as
       specified; and in case of the Constitution
       of the Trust-inserting a new Rule 12A in the
       form as specified

       PLEASE NOTE THAT THIS RESOLUTION IS FOR COMPANY.          Non-Voting    No vote
       THANK YOU.

S.5    Amend the Constitution of the Company by inserting        Mgmt          For                            For
       a new Rule 46(e) in the form as specified

       PLEASE NOTE THAT THIS RESOLUTION IS FOR TRUST.            Non-Voting    No vote
       THANK YOU.

S.6    Amend the Constitution of the Trust by inserting          Mgmt          For                            For
       a new Rule 5.13 in the form as specified and
       approve the renumbering the Clauses in the
       Constitution to conform with the Clause numbering
       as specified [including any consequential amendments
       to cross references to the Clauses]

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANY AND TRUST. THANK YOU.

       PELASE NOTE THAT IN RESPECT OF RESOLUTION 7,              Non-Voting    No vote
       ANY VOTES CAST BY A DIRECTOR OF THE COMPANY
       OR THE RESPONSIBLE ENTITY OF THE TRUST [EXCEPT
       A DIRECTOR WHO IS INELIGIBLE TO PARTICIPATE
       IN ANY EMPLOYEE LOAN OR INCENTIVE SCHEME],
       AND ANY ASSOCIATE OF THAT DIRECTOR. THANK YOU.

7.     Approve and adopt the GPT Group Stapled Security          Mgmt          For                            For
       Rights Plan [the Plan], the terms and conditions
       as specified by the Company and the issue of
       rights to acquire securities under the Plan
       [and the issue of the underlying securities
       that are the subject of those rights], for
       all purposes including ASX Listing Rule 7.2,
       Exception 9(b)

       PLEASE NOTE THAT IN RESPECT OF THE RESOLUTIONS            Non-Voting    No vote
       8.1 AND 8.2, ANY VOTES CAST BY A PERSON WHO
       PARTICIPATED IN THE RELEVANT ISSUE AND ANY
       ASSOCIATE OF THAT PERSON. THANK YOU.

8.1    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, for the issue
       of 31,897,404 stapled securities, each comprising
       one share in GPT Management Holdings Limited
       and one unit in General Property Trust [Stapled
       Security], to Reco 175LS Aust Pte Limited,
       an affiliate of GIC Real Estate Pte Limited,
       at AUD 0.60 per Stapled Security on the terms
       as specified

8.2    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, for the issue
       by GPT RE Limited, as responsible entity of
       General Property Trust, of 2,500 exchangeable
       stapled securities to Reco 175LS Aust Pte Limited,
       an affiliate of GIC Real Estate Pte Limited,
       being perpetual, unsecured, subordinated securities
       which are exchangeable into Stapled Securities
       [Exchangeable Securities] at AUD 100,000 per
       Exchangeable Security on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701859691
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  SGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve and ratify, the Supplemental Agreement            Mgmt          For                            For
       [as specified] and the transactions contemplated
       thereunder; and authorize any 1 of the Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all steps which in his opinion may
       be necessary, desirable or expedient to implement
       and/or give effect to the Supplemental Agreement
       with any changes as such Director may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701900943
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       of the Company for the YE 31 DEC 2008 together
       with the reports of the Directors and the Auditor
       thereon

2.     Declare the payment of a final dividend of HK             Mgmt          For                            For
       35 cents per share

3.i    Re-elect Madam Lo To Lee Kwan as a Director               Mgmt          Against                        Against

3.ii   Re-elect Mr. Lo Hong Sui, Vincent as a Director           Mgmt          Against                        Against

3.iii  Re-elect Mr. Lo Ying Sui, Archie as a Director            Mgmt          For                            For

3.iv   Re-elect Professor Wong Yue Chim, Richard as              Mgmt          For                            For
       a Director

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2009

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Board of Directors
       to fix the Auditor's remuneration

7.     Authorize the Directors the Company during the            Mgmt          For                            For
       Relevant Period [as specified] of all the powers
       of the Company to repurchase ordinary shares
       in the capital of the Company [Shares] on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other stock exchange on
       which the securities of the Company may be
       listed and recognized by the Securities and
       Futures Commission and the Stock Exchange for
       this purpose, subject to and in accordance
       with all applicable Laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange
       as amended from time to time; and to repurchase
       the Shares of the Company at an aggregate nominal
       amount that shall not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by Bye-Laws of the Company or the
       Companies Act 1981 of Bermuda [as amended]
       [or any other applicable Law of Bermuda] to
       be held; and the revocation or variation of
       the authority]

8.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which would
       or might require the exercise of such power,
       generally and unconditionally as specified
       in this resolution to make or grant offers,
       agreements and options which would or might
       require the exercise of such power after the
       end of the relevant period; shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution the aggregate
       nominal amount of share capital allotted, issued
       or dealt with or agreed conditionally or unconditionally
       to be allocated, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors of the Company, otherwise than pursuant
       to (i) a rights issue, (ii) the exercise of
       the subscription or conversion rights attaching
       to any warrants, convertible bonds or other
       securities issued by the Company which are
       convertible into shares of the Company, (iii)
       any Share Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to participants of shares or rights to
       acquire shares in the capital of the Company,
       or (iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       in accordance with the Bye-laws of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held; and the revocation or
       variation of the authority]

9.     Approve that conditional upon the passing of              Mgmt          Against                        Against
       Resolutions 7 and 8 set out in this notice
       convening this meeting, the aggregate nominal
       amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution 7 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 8, provided that such
       an amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution

10.    Approve that subject to and conditional upon              Mgmt          Against                        Against
       the passing of Ordinary Resolution No. 11 set
       out in this notice and the conditions referred
       to therein being satisfied or fulfilled, the
       operation of the existing Share Option Scheme
       of the Company adopted on 10 JUN 1999 be hereby
       terminated with effect from the adoption of
       the New Share Option Scheme [such that no further
       options could thereafter be offered under the
       existing Share Option Scheme of the Company
       but in all other respects the provisions of
       the existing Share Option Scheme of the Company
       shall remain in full force and effect]

11.    Authorize the Director of the Company subject             Mgmt          Against                        Against
       to and conditional upon the Listing Committee
       of The Stock Exchange of Hong Kong Limited
       granting the approval of the listing of, and
       permission to deal in, shares to be issued
       pursuant to the exercise of options which may
       be granted under the New Share Option Scheme
       [copy of which is produced to this meeting
       and signed by the Chairman of this meeting
       for the purpose of identification], to do all
       such acts and to enter into such transactions,
       arrangements and agreements as may be necessary
       or expedient in order to give full effect to
       the New Share Option Scheme

S.12   Authorize the Directors of the Company to do              Mgmt          For                            For
       all such acts, deeds and things as they shall,
       in their absolute discretion, deem fin in order
       to adopt the secondary name of the Company
       and that such documents in connection with
       the adoption of the secondary name be filed
       and registered with the Registrar of Companies
       in Hong Kong under Part XI of the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       and the Registrar of Companies in Bermuda pursuant
       to the Companies Act 1981 of Bermuda [as amended],
       if the proposed secondary name is registered
       by other parties prior to registration by the
       Company, the adoption of another secondary
       name as the Directors may deem fit to replace




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON                                                 Agenda Number:  701611914
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2008
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports for the YE 31 MAR 2008

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2008

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Richard Peskin as a Director               Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. Timon Drakesmith as a Director             Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. Phillip Rose as a Director of              Mgmt          For                            For
       the Company

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

8.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors, in substitution to               Mgmt          For                            For
       all previous unutilised authorities shall cease
       to have effect and pursuant to and in accordance
       with Section 80 of the Companies Act 1985 [the
       Act], to allot and to make offers or agreements
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal value
       of GBP 7,535,084; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 02 OCT 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Directors, in substitution to               Mgmt          For                            For
       all previous unutilised authorities shall cease
       to have effect, subject to the passing of Resolution
       8 and pursuant to Section 95 of the Act, to
       allot equity securities [Section 94 of the
       Act] for cash and allot equity securities [Section
       94(3A) of the Act] in either case, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue or other pre-emptive
       issue in favor of ordinary shareholders; and
       b) up to an aggregate nominal value of GBP
       1,131,394; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or on 02 OCT 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company's Articles of Association
       to make market purchases [Section 163(3) of
       the Act] of up to 27,135,353 ordinary shares,
       at a minimum price of 12   pence, being the
       nominal value of shares, in each case exclusive
       of expenses and the maximum price at which
       shares may be purchased shall not be more than
       the higher of an amount equal to 5% above the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days preceding the date of purchase and the
       amount stipulated by Article 5 (1) of the Buy-Law
       and Stabilization Regulation 2003; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 02 OCT 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Adopt with effect from 01 OCT 2008, the Article           Mgmt          For                            For
       of Association as specified, in substitution
       for, and to the exlcusion of, the current Articles
       of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON                                                 Agenda Number:  701966698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  OGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, in substitution to               Mgmt          For                            For
       all existing authorities, in accordance with
       Section 80 of the Companies Act 1985, to allot
       relevant securities [as specified for the purposes
       of that Section] in connection with the Rights
       Issue [as such term is specified] up to an
       aggregate nominal value of GBP 16,456,639 [equivalent
       to 131,653,115 ordinary shares of 12.5 pence
       each in the capital of the Company]; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; authorize the Directors,
       in addition to all existing powers, to allot
       equity securities [as specified in Section
       94 of the Companies Act 1985 for the purposes
       of Section 89 of that Act] for cash under the
       authority granted in this resolution, disapplying
       the statutory pre-emption rights [Section 89[1]
       of the Act 1985], provided that this power
       is limited to the allotment of equity securities:
       a) in connection with a rights issue [as such
       term is specified in the prospectus and circular
       of the Company dated 19 MAY 2009]; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701813253
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  OTH
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve to increase the Company's authorized              Mgmt          For                            For
       share capital and authorize the Directors to
       issue new shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TYPE OF RESOLUTION AND DUE TO RECEIPT OF
       CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701875556
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' annual report and the              Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2008

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the YE 31 DEC 2008

3.     Declare a final dividend of 15.30 pence per               Mgmt          For                            For
       ordinary share, payable in cash

4.     Re-elect Mr. John Clare as a Director of the              Mgmt          For                            For
       Company

5.     Re-elect Mr. Peter Cole as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. John Nelson as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Anthony Watson as a Director of              Mgmt          For                            For
       the Company

8.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 40,587,096.75;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94 of the Act] for cash
       pursuant to the authority conferred by Resolution
       10, disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with an offer
       of securities in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 8,708,145; [[Authority expires at the conclusion
       of the next AGM of the Company]; and authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of 25 pence each in the capital of the Company
       provided that: i) the maximum number of ordinary
       shares to be acquired up to 103,652,090 representing
       14.9% of the issued ordinary share capital
       of the Company as at 25 MAR 2009; ii) the minimum
       price of 25 pence; and iii) the maximum price
       equal to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 30 JUL 2010]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Approve that a general meeting, other than an             Mgmt          For                            For
       AGM may be called on not less than 14 clear
       days notice

S.14   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company, in substitution for, and to the exclusion
       of, the existing Articles of Association as
       specified

S.15   Authorize the Directors, for a period of 5 years          Mgmt          For                            For
       the date of this, to offer any holders of ordinary
       shares of 25 pence each in the capital of the
       Company the right to elect to receive ordinary
       shares of 25 pence each in the capital of the
       Company, credited as fully paid instead of
       cash in respect of the whole of any dividend
       declared during the period starting the date
       of this resolution and ending at the beginning
       of the 5th AGM of the Company following the
       date of this resolution and shall be permitted
       to do all acts and things required or permitted
       to be done in Article 144 of the Articles of
       Association of the Company; that the number
       of new ordinary shares of 25 pence each in
       the capital of the Company the right to elect
       to receive ordinary shares of 25 pence each
       in the capital of the Company, credited as
       fully paid instead of cash in respect of the
       whole of any dividend may be such that "relevant
       value" exceeds such cash amount of the dividend
       that such holders of ordinary shares of 25
       pence each in the capital of the Company elect
       to forgo by up to 5%




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701724088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final Dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Hon Kwan Cheng as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Shang Shing Yin as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Dominic Chiu Fai Ho  as a Director           Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified], to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next meeting
       of the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company to allot issue
       or options, warrants or similar rights to subscribe
       for any shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and if the Directors are so authorized by a
       separate ordinary resolution of the shareholders
       of the Company set out as Resolution No. 5.C
       as specified, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this Resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to: i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company referred to in Resolution
       No. 5.B, in respect of the share capital of
       the Company referred to in such resolution

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701894859
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditor's report for the
       YE 31 DEC 2008 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          Against                        Against

3.     Re-elect Mr. R.C. Kwok as a Director                      Mgmt          Against                        Against

4.     Re-elect Lord Powell of Bayswater as a Director           Mgmt          Against                        Against

5.     Re-elect Mr. Percy Weatherall as a Director               Mgmt          Against                        Against

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

7.     Authorize the Directors during the relevant               Mgmt          For                            For
       period, for the purposes of this resolution,
       relevant period being the period from the passing
       of this resolution until the earlier of the
       conclusion of the next AGM, or the expiration
       of the period within which such meeting is
       required by law to be held, or the revocation
       or variation of this resolution by an ordinary
       resolution of the shareholders of the Company
       in general meeting, of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       relevant period up to an aggregate nominal
       amount of USD 75.0 million, and the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted wholly for cash, whether pursuant
       to an option or otherwise, by the Directors
       pursuant to the approval in this resolution,
       otherwise than pursuant to a rights issue,
       for the purposes of this resolution, rights
       issue being an offer of shares or other securities
       to holders of shares or other securities on
       the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto, subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory, or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully paid shares of
       the company, shall not exceed USD 11.2 million,
       and the said approval shall be limited accordingly

8.     Authorize the Directors of all powers of the              Mgmt          For                            For
       Company to purchase its own shares, subject
       to and in accordance with all applicable laws
       and regulations, during the relevant period,
       for the purposes of this resolution, relevant
       period being the period from the passing of
       this resolution until the earlier of the conclusion
       of the next AGM, or the expiration of the period
       within which such meeting is required by law
       to be held, or the revocation or variation
       of this resolution by an ordinary  resolution
       of the shareholders of the Company in general
       meeting, and the aggregate nominal amount of
       shares of the Company which the company may
       purchase pursuant to the approval in this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and where permitted by applicable laws and
       regulations and subject to the limitation in
       this resolution, extend to permit the purchase
       of  shares of the Company, i, by subsidiaries
       of the company and, ii, pursuant to the terms
       of put warrants or financial instruments having
       similar effect, put warrants, whereby the Company
       can be required to purchase its own shares,
       provided that where put warrants are issued
       or offered pursuant to a rights issue, as defined
       in resolution 7, the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the five dealing days falling one
       day prior to the date of any public announcement
       by the company of the proposed issue of put
       warrants




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701875063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2008 together with the reports
       of the Directors and Auditor thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2008

3.i    Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          For                            For

3.ii   Re-elect Mr. Fa-Kuang Hu as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

3.iv   Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          For                            For
       a Director

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to exercise all the powers of the Company to
       allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements, options, warrants or other securities
       which would or might require the exercise of
       such powers during and after the end of the
       relevant period; approve the aggregate nominal
       value of share capital allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to a share option or otherwise] by
       the Directors, otherwise than pursuant to:
       i) rights issue, or ii) any share option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the eligible participants
       of shares or rights to acquire shares of the
       Company or iii) any scrip dividend or similar
       arrangement pursuant to the Articles of Association
       of the Company from time to time, shall not
       exceed 10% where the shares are to be allotted
       wholly for cash, and in any event 20%, of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution and the said mandate shall
       be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors to exercise during the            Mgmt          For                            For
       relevant period all the powers of the Company
       to purchase or otherwise acquire shares of
       HKD 5.00 each in the capital of the Company
       in accordance with all applicable Laws and
       the requirements of the Listing Rules, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution,
       and the said mandate shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

S.7    Amend the Article 77A of the Articles of Association      Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  701857407
--------------------------------------------------------------------------------------------------------------------------
        Security:  F30198109
    Meeting Type:  MIX
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French resident shareowners must complete, sign           Non-Voting    No vote
       and forward the proxy card directly to the
       sub custodian. Please contact your client service
       representative to obtain the necessary card,
       account details and directions.     The following
       applies to non-resident shareowners:   proxy
       cards: voting instructions will be forwarded
       to the global custodians that have become registered
       intermediaries, on the vote deadline date.
       In capacity as registered intermediary, the
       global custodian will sign the proxy card and
       forward to the local custodian. If you are
       unsure whether your global custodian acts as
       registered intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the Auditors' special report regarding            Mgmt          For                            For
       the related-party transactions

O.3    Grant discharge to the Chairman/Chief Executive           Mgmt          For                            For
       Officer and the Directors

O.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 3.25 per share

O.5    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.6    Appoint Mr. Alain Quinet as a Director                    Mgmt          Against                        Against

O.7    Appoint Mr. Olivier Bailly as a Director                  Mgmt          Against                        Against

O.8    Re-elect Mr. Thomas Francis Gleeson as a Director         Mgmt          For                            For

O.9    Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 300,000

O.10   Grant authority to the repurchase of up to 10%            Mgmt          For                            For
       of issued share capital

E.11   Grant authority to the capitalization of reserves         Mgmt          For                            For
       of up to EUR 15 Million for bonus issue or
       increase in par value

E.12   Grant authority to the issuance of equity or              Mgmt          For                            For
       equity-linked securities with preemptive rights
       up to aggregate nominal amount of EUR 15 Million

E.13   Grant authority to the issuance of equity or              Mgmt          For                            For
       equity-linked securities without preemptive
       rights up to aggregate nominal amount of EUR
       15 Million

E.14   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegations
       submitted to shareholder vote above

E.15   Grant authority to the capital increase of up             Mgmt          For                            For
       to EUR 15 Million for future exchange offers

E.16   Grant authority to the capital increase of up             Mgmt          For                            For
       to 10% of issued capital for future acquisitions

E.17   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.18   Grant authority up to 1.5% of issued capital              Mgmt          Against                        Against
       for use in Stock Option Plan

E.19   Grant authority up to 1% of issued capital for            Mgmt          Against                        Against
       use in restricted Stock Plan

E.20   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.21   Grant authority to the filing of required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 JAPAN REAL ESTATE INVESTMENT CORP, TOKYO                                                    Agenda Number:  701810269
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27523109
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2009
          Ticker:
            ISIN:  JP3027680002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

2      Amend Articles to: Amend the Compensation to              Mgmt          For                            For
       be Received by Asset Management  Firm

3      Appoint an Executive Director                             Mgmt          For                            For

4      Appoint a Supplementary Executive Director                Mgmt          For                            For

5.1    Appoint a Supervisory Director                            Mgmt          Against                        Against

5.2    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN RETAIL FUND INVESTMENT CORP, TOKYO                                                    Agenda Number:  701733291
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27544105
    Meeting Type:  EGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  JP3039710003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Financial       Instruments and
       Exchange Law, and the other Related Laws and
       Regulations

2      Appoint an Executive Director                             Mgmt          For                            For

3.1    Appoint a Supervisory Director                            Mgmt          For                            For

3.2    Appoint a Supervisory Director                            Mgmt          Against                        Against

4      Appoint a Supplementary Executive Director                Mgmt          For                            For

5      Appoint a Supplementary Supervisory Director              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JELMOLI HOLDING AG, ZUERICH                                                                 Agenda Number:  701984660
--------------------------------------------------------------------------------------------------------------------------
        Security:  H43734146
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  CH0000668472
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 581029 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 571644, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the business report 2008 [annual report,          Mgmt          For                            For
       annual financial statements, consolidated financial
       statements]

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit 2008

4.1.1  Approve the creation of the authorized share              Mgmt          For                            For
       capital according to the Tivona Deal: as addition
       to the ordinary share capital

4.1.2  Approve the creation of the authorized share              Mgmt          For                            For
       capital according to the Tivona Deal: authorize
       the Board of Directors to execute the increase
       until 16 JUN 2011

4.1.3  Approve the creation of the authorized share              Mgmt          For                            For
       capital according to the Tivona Deal: to create
       a new Article 2D of the By-laws

4.2.1  Approve the creation of the authorized share              Mgmt          Against                        Against
       capital for ordinary releases: as addition
       to the ordinary share capital

4.2.2  Approve the creation of the authorized share              Mgmt          Against                        Against
       capital for ordinary releases: authorize the
       Board of Directors to execute until 16 JUN
       2011

4.2.3  Approve the creation of the authorized share              Mgmt          Against                        Against
       capital for ordinary releases: creation of
       a new Article 2E of the By-laws

5.     Amend the purpose of the Company                          Mgmt          For                            For

6.     Approve the total revision of the Articles of             Mgmt          For                            For
       Association

7.1    Re-elect Mr. Christopher Chambers, Mr. Michael            Mgmt          For                            For
       Muller and Dr. Markus Dennler to the Board
       of Directors for another 2 year term of Office

7.2    Elect Mr. Josef Anton Felder, Mr. Rodolfo Lindner         Mgmt          For                            For
       and Mr. Klaus Rudolf Wecken as the Members
       of the Board of Directors for a 2 year term
       of Office

7.3    Re-elect KPMG AG, Zurich, as the Statutory Auditors       Mgmt          For                            For
       for an additional 1 year term of Office




--------------------------------------------------------------------------------------------------------------------------
 KENEDIX REALTY INVESTMENT CORP, TOKYO                                                       Agenda Number:  701784387
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32922106
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  JP3046270009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Securities and  Exchange Law

2      Appoint an Executive Director                             Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864503
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the addition to Articles of Association           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864995
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors report and audited financial          Mgmt          For                            For
       statements

2.     Declare a final dividend to which the Dividend            Mgmt          For                            For
       Reinvestment Scheme shall apply

3.     Re-elect Mr. Khor Poh Hwa                                 Mgmt          For                            For

4.     Re-elect Mrs. Lee Ai Ming                                 Mgmt          For                            For

5.     Re-elect Mr. Choo Chiau Beng                              Mgmt          For                            For

6.     Re-elect Mr. Teo Soon Hoe                                 Mgmt          For                            For

7.     Approve the Directors fees of SGD 685,000 for             Mgmt          For                            For
       the year ended 31 DEC 2008

8.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Directors to fix their remuneration

9.     Authorize the Directors to issue shares and               Mgmt          For                            For
       instruments

10.    Authorize the Directors to issue new shares               Mgmt          For                            For
       to shareholders of the Company

11.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       pursuant to the application of the Dividend
       Reinvestment Scheme

12.    Approve the renewal of the share purchase mandate         Mgmt          For                            For

13.    Approve the renewal of interested persons transaction     Mgmt          For                            For
       mandate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701831489
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR THE RESOLUTION
       THANK YOU.

1.     Approve the Master Joint Venture Agreement;               Mgmt          For                            For
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       the Master Joint Venture Agreement and the
       transactions




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701878893
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Mr. Ma Wing Kai, William as a Director           Mgmt          Against                        Against

3.b    Re-elect Mr. Lau Ling Fai, Herald as a Director           Mgmt          For                            For

3.c    Re-elect Mr. Tse Kai Chi as a Director                    Mgmt          For                            For

4.     Approve to fix Directors' fees [including fees            Mgmt          For                            For
       payable to members of the audit and remuneration
       committees]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.a    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, a) not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       of this resolution; and b) the nominal amount
       of any share capital repurchased by the Company
       subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the issued share capital
       of the Company], otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       option under any share option scheme or similar
       arrangement; or iii) any scrip dividend or
       similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires by the conclusion of the
       next AGM of the Company as required by the
       Bye-laws of the Company or any other applicable
       laws of Bermuda to be held]

6.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution; [Authority
       expires by the conclusion of the next AGM of
       the Company as required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.c    Approve, that conditional upon the passing of             Mgmt          Against                        Against
       Resolution 6B, the general mandate granted
       to the Directors of the Company, [pursuant
       to Resolution 6A] and for the time being in
       force to exercise the powers of the Company
       to allot shares be and is hereby extended by
       the addition to the aggregate nominal amount
       of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6B

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701678572
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  04-Sep-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Kuok Khoon Chen as a Director                Mgmt          Against                        Against

1.II   Re-elect Ms. Wong Yu Pok, Marina as a Director            Mgmt          Against                        Against

2.     Ratify and approve the Master Joint Venture               Mgmt          For                            For
       [as specified] and the transactions and authorize
       the Board of Directors of the Company to take
       all such actions as it considers necessary
       or desirable to implement the Master Joint
       Venture Agreement and the transactions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T, LONDON                                                  Agenda Number:  701646981
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          For                            For
       for the YE 31 MAR 2008, together with the report
       of the Auditors

2.     Approve the interim dividend paid in the year             Mgmt          For                            For
       and grant authority for the payment of a final
       dividend for the year of 16p per share

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2008

4.     Re-elect Sir. Christopher Bland as a Director             Mgmt          For                            For

5.     Re-elect Mr. Rick Haythornthwaite as a Director           Mgmt          For                            For

6.     Re-elect Mr. Kevin O'Byrne as a Director                  Mgmt          For                            For

7.     Re-elect Mr. David Rough as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Alison Carnwath as a Director                Mgmt          For                            For

9.     Re-elect Mr. Ian Ellis as a Director                      Mgmt          For                            For

10.    Re-elect Mr. Richard Akers as a Director                  Mgmt          For                            For

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company for the ensuing year

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

       Transact any other business                               Non-Voting    No vote

13.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 12,906,770.40;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the authority conferred by Resolution
       13 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,354,661; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares in accordance with Section 166 of the
       Companies Act 1985 by way of market purchase
       [Section 163(3) of the Companies Act 1985]
       of up 47,093,229 Ordinary Shares of 10p, at
       a minimum price of 10p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the AGM of the Company in 2009 ]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.16   Amend the Articles of Association of the Company,         Mgmt          For                            For
       as specified

17.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 and 367 of the Companies Act 2006 [the
       Act],in aggregate to: [i] make political donations
       to political parties and/or independent election
       candidates not exceeding GBP 20,000 in total;
       [ii] make political donations to political
       Organizations other than political parties
       not exceeding GBP 20,000 in total; and [iii]
       incur political expenditure not exceeding GBP
       20,000 in total [Authority expires at the conclusion
       of the AGM of the Company in 2008]




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T, LONDON                                                  Agenda Number:  701821185
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  OGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Approve to increase in authorized ordinary share          Mgmt          For                            For
       capital from GBP 99,771,305.12 to GBP 139,771,305
       authorize issue of equity or equity-linked
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 52,886,571.50

S.2    Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       1, to issue of equity or Equity-Linked Securities
       without pre-emptive rights up to aggregate
       nominal amount of GBP 3,809,541

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF, DUE TO CHANGE IN TYPE
       OF RESOLUTION AND CHANGE IN TYPE OF MEETING.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701909458
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  MIX
    Meeting Date:  19-May-2009
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Approve the unconsolidated accounts for the               Mgmt          For                            For
       FYE on 31 DEC 2008

O.2    Approve the consolidated accounts for the FYE             Mgmt          For                            For
       on 31 DEC 2008

O.3    Approve the Distribution of profits and determination     Mgmt          For                            For
       of the dividend

O.4    Approve the special report of the Statutory               Mgmt          For                            For
       Auditors on the regulated agreements referred
       to in Article L.225-38 of the Commercial Code
       and agreements identified there in

O.5    Approve the option for payment of the dividend            Mgmt          For                            For
       in shares

O.6    Approve the payment on account dividend in shares         Mgmt          For                            For

O.7    Grant authority to purchase by the Company of             Mgmt          Against                        Against
       its own shares

E.8    Approve the contribution by the Immobiliere               Mgmt          For                            For
       Groupe Casino Company of property rights and
       properties in favor of the Company, evaluation
       and remuneration

E.9    Approve the corresponding increase of the share           Mgmt          For                            For
       capital by issuing 1,449,915 new shares in
       payment of contributions in nature and approval
       of the premium contribution related to the
       amount of EUR 32,623,085

E.10   Approve the contribution by the Immobiliere               Mgmt          For                            For
       Groupe Casino Company of property rights and
       properties in the cities of Angouleme-Champniers,
       Beziers, Boe, Fontaine-les-Dijon, La Ricamarie,
       Amilly-Montargis, Montauban, Narbonne, Marseille
       La Valentine 1 & 2 and Arles to the benefit
       of the Company, evaluation and remuneration

E.11   Approve the share capital through the issue               Mgmt          For                            For
       of 2,117,106 new shares in payment of contributions
       in nature and the premium contribution related
       to the amount of EUR 47,634,894

E.12   Approve the contribution by the Immobiliere               Mgmt          For                            For
       Groupe Casino Company of 5 property assets
       to use as hypermarket or supermarket located
       in the cities of Paris and Marseille for the
       benefit of the Company, evaluation and remuneration

E.13   Approve the share capital of an amount of EUR             Mgmt          For                            For
       5,273,191 through the issue of 5,273,191 new
       shares in payment of contributions in nature
       and the premium contribution pertaining to
       of an amount of EUR 118,646,809

E.14   Approve the contribution by the 2 Chafar Company          Mgmt          For                            For
       of properties and property rights located in
       the city of Besan on in favor of the Company,
       evaluation and remuneration

E.15   Approve the corresponding increase in the share           Mgmt          For                            For
       capital of an amount of EUR 557,148 by issuing
       557,148 new shares in payment of contributions
       in nature and approval of the premium contribution
       related to the amount of EUR 12,535,852

E.16   Approve the contribution by the Plouescadis               Mgmt          For                            For
       Company of all minus one of the shares comprising
       the share capital of each of the following
       Companies: SNC Agout, SNC Chantecouriol, SNC
       Dentelle, SNC Geante Periaz and SNC Vendolonne
       for the benefit of the Company, evaluation
       and remuneration

E.17   Approve the corresponding increase of the share           Mgmt          For                            For
       capital of EUR 2,814,979 through the issue
       of 2,814,979 new shares in payment of contributions
       in nature and approval of the premium contribution
       related to the amount of EUR 42,417, 440

E.18   Approve the contribution by the Plouescadis               Mgmt          For                            For
       Company of the entire share capital of the
       Salins SAS Company in favor of the Company,
       evaluation and remuneration

E.19   Approve the share capital of an amount of EUR             Mgmt          For                            For
       465, 574 by issuing 465, 574 new shares in
       payment of contributions in nature and approval
       of the premium contribution related to the
       amount of EUR 10,033,708

E.20   Approve the contribution by the Sodexmar Company          Mgmt          For                            For
       of all minus one of the shares composing the
       share capital of the SCI Timur, evaluation
       and remuneration

E.21   Approve the share capital of EUR 1,513,787 by             Mgmt          For                            For
       issuing 1,513,787 new shares in payment of
       contributions in nature and approval of the
       premium contribution related to the amount
       of EUR 34,060,213

E.22   Approve the determination of the final input              Mgmt          For                            For
       and the corresponding capital increase of the
       overall cap amount of EUR 14,191,700 by issuing
       14,191,700 new shares in exchange for the above
       contributions, and the premium contribution
       for a total EUR 297,952,001, and amend the
       Article 6 of the statutes

E.23   Approve the harmonization of the statutes with            Mgmt          For                            For
       the agreements referred to in Act 2008-776
       of 04 AUG 2008

E.24   Authorize the Board of Directors to issue shares          Mgmt          For                            For
       or securities giving the right to allocate
       new or existing shares of the Company or of
       debt securities, with maintenance of preferential
       subscription rights

E.25   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving the right to allocate
       new or existing shares of the Company or of
       debt securities, with cancellation of preferential
       subscription rights

E.26   Authorize the Board of Directors to fix the               Mgmt          For                            For
       issue price achieved without preferential subscription
       rights under the terms determined by the General
       Assembly, under Article L.225-136 of the Commercial
       Code

E.27   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the amount of the initial issue in the context
       of capital increases performed with or without
       preferential subscription rights

E.28   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital by incorporation of reserves, profits,
       premiums or other amounts which capitalization
       is allowed

E.29   Authorize the Board of Directors, within the              Mgmt          For                            For
       limit of 10% of the Company' s capital, to
       issue shares or securities giving access to
       capital in order to remunerate contributions
       in kind made to the Company, of equity securities
       or securities giving access to capital

E.30   Approve the Global limitation of financial authorities    Mgmt          For                            For
       conferred upon the Board of Directors

E.31   Authorize the Board of Directors to issue shares          Mgmt          Against                        Against
       or securities giving access to capital in case
       of public offer implemented by Mercialys on
       securities of another Company listed with cancellation
       of preferential subscription rights

E.32   Authorize to issue, by any Company which holds            Mgmt          Against                        Against
       more than 50% of the capital of the Mercialys
       Company, securities of the issuer giving right
       to allocate existing shares of the Company

E.33   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital or treasury shares for the benefit
       of employees

E.34   Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701730928
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  AGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the financial reports of the Mirvac            Non-Voting    No vote
       Group and MPT and the Directors' reports and
       the Independent Audit report for each entity
       for the YE 30 JUN 2008

       PLEASE NOTE THAT THE RESOLUTIONS 2.A, 2.B, 3              Non-Voting    No vote
       AND 4 ARE OF MIRVAC LIMITED. THANK YOU.

2.a    Re-elect Mr. Peter Hawkins as a Director of               Mgmt          For                            For
       the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

2.b    Re-elect Ms. Penelope Morris AM as a Director             Mgmt          For                            For
       of the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

3.     Adopt the remuneration report of the Mirvac               Mgmt          For                            For
       Limited for the YE 30 JUN 2008

4.     Approve, to increase with effect from 01 JUL              Mgmt          For                            For
       2008 the remuneration of Non-Executive Directors
       of the Mirvac Limited for services provided
       to the Mirvac Limited or to any of its controlled
       entities by AUD 250,000 per annum to an aggregate
       maximum sum of AUD 1,450,000 per annum, with
       such remuneration to be divided among the Non-Executive
       Directors in such proportion and manner as
       the Director agree [or in default of agreement,
       equally]

       PLEASE NOTE THAT THE RESOLUTIONS 5 AND 6 ARE              Non-Voting    No vote
       OF MIRVAC LIMITED AND MIRVAC PROPERTY TRUST
       LIMITED. THANK YOU

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of ASX Listing Rule 10.14 and the
       provision of financial assistance [if any]
       by Mirvac Group, to the participation by Mr.
       Nicholas Collishaw [Managing Director] in Mirvac
       Group's Long Term Performance Plan on the terms
       of that Plan and as specified

6.     Amend the Distribution Reinvestment Plan Rule             Mgmt          For                            For
       6.4 as specified

S.7.A  Ratify and approve for purposes of the Constitution       Mgmt          For                            For
       of the Mirvac Property Trust ARSN 086 780 645,
       ASX Listing Rule 7.4 and for all other purposes,
       the issue of 57,692,307 stapled securities
       to Nakheel Investment (Australia) Pty Ltd and
       its related entities pursuant to a capital
       placement

S.7.B  Ratify and approve for purposes of the Constitution       Mgmt          For                            For
       of the Mirvac Property Trust ARSN 086 780 645,
       ASX Listing Rule 7.4 and for all other purposes,
       the issue of 21,317,910 stapled securities
       to J. P. Morgan Australia Limited as underwriter
       of the Group's Distribution Reinvestment Plan




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701988113
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701988101
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701786660
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2008
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       1 AND 2. THANK YOU.

1.     Approve and ratify the 3 participation agreements         Mgmt          For                            For
       all dated 03 DEC 2008 entered into among (i)
       the Company; (ii) New World Development [China]
       Limited; (iii) Mr. Doo Wai-Hoi, William; and
       (iv) Golden Wealth Investment Limited [the
       Participation Agreements] [as specified] in
       respect of Golden Wealth Investment Limited's
       participation in [Shanghai Juyi Real Estate
       Development Co., Ltd.], [Shanghai Trio Property
       Development Co., Ltd.] and [Shanghai New World
       Huai Hai Property Development Co., Ltd.], and
       the transactions contemplated thereunder; and
       authorize any one Director of the Company for
       and on behalf of the Company to take all steps
       necessary or expedient in his/her opinion to
       implement and/or give effect to the terms of
       the Participation Agreements and all transactions
       contemplated thereunder and all other matters
       incidental thereto or in connection therewith;
       and to execute all such documents, instruments
       and agreements and to do all such acts or things
       incidental to, ancillary to or in connection
       with the matters contemplated under the Participation
       Agreements

2.     Approve and ratify, upon the passing of the               Mgmt          For                            For
       Ordinary Resolution 1, the Sale and Purchase
       Agreement dated 03 DEC 2008 entered into among
       (i) the Company; (ii) New World Development
       [China] Limited; (iii) New World China Property
       Limited; (iv) Mr. Doo Wai- Hoi, William; (v)
       Stanley Enterprises Limited; (vi) Grand China
       Enterprises Limited; and (vii) Golden Wealth
       Investment Limited [the Agreement] [as specified]
       relating to the acquisition by the Company
       [through its wholly-owned subsidiaries] of
       additional interests in Ramada Property Ltd.,
       Faith Yard Property Limited, Fortune Star Worldwide
       Limited and [Shanghai New World Huai Hai Property
       Development Co., Ltd.], and the disposal by
       the Company [through its wholly-owned subsidiary
       or itself] of interests in [Shanghai Juyi Real
       Estate Development Co., Ltd.] and [Shanghai
       New World Shangxian Lane Development Ltd.],
       and the transactions contemplated thereunder
       and authorize any one Director of the Company
       for and on behalf of the Company to take all
       steps necessary or expedient in his/her opinion
       to implement and/or give effect to the terms
       of the Agreement and all transactions contemplated
       thereunder and all other matters incidental
       thereto or in connection therewith; and to
       execute all such documents, instruments and
       agreements and to do all such acts or things
       incidental to, ancillary to or in connection
       with the matters contemplated under the Agreement




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701953766
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR THE BELOW
       RESOLUTION. THANK YOU

1.     Approve and ratify, the Sale and Purchase Agreement       Mgmt          For                            For
       dated 30 APR 2009 entered into between New
       World China Property Limited and Guilherme
       Holdings [Hong Kong] Limited [the Sale and
       Purchase Agreement] [as specified] relating
       to (i) the acquisition of a 52.5% equity interest
       in [Shanghai Trio Property Development Company
       Limited] by New World China Property Limited
       from Guilherme Holdings [Hong Kong] Limited;
       and (ii) the disposal of a 50% equity interest
       in [Shanghai Juyi Real Estate Development Company
       Limited] by New World China Property Limited
       to Guilherme Holdings [Hong Kong] Limited,
       and the transactions contemplated thereunder;
       (b) authorize any 1 Director of the Company
       for and on behalf of the Company to take all
       steps necessary or expedient in his/her opinion
       to implement and/or give effect to the terms
       of the Sale and Purchase Agreement and all
       transactions contemplated thereunder and all
       other matters incidental thereto or in connection
       therewith; and (c) authorize any 1 Director
       of the Company for and on behalf of the Company
       to execute all such documents, instruments
       and agreements and to do all such acts or things
       incidental to, ancillary to or in connection
       with the matters contemplated under the Sale
       and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  702016937
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify the master leasing agreement           Mgmt          For                            For
       dated 22 MAY 2009 entered into between the
       Company, New World Department Store China Limited
       and New World Department Store [Investment]
       Limited [the Master Leasing Agreement] [as
       specified] relating to the leasing of premises
       from the Company and its subsidiaries to New
       World Department Store China Limited and its
       subsidiaries and the transactions contemplated;
       the maximum annual rental and management fees
       involved under the Master Leasing Agreement
       as specified; and authorize any 1 Director
       of the Company for and on behalf of the Company
       to execute all such documents, instruments
       and agreements and to do all such acts or things
       incidental to, ancillary to or in connection
       with the matters contemplated under the Master
       Leasing Agreement

2.     Approve the use of the Company's own website              Mgmt          For                            For
       for sending or supplying Corporate communication
       to shareholders of the Company

S.3A   Amend the existing Memorandum of Association              Mgmt          For                            For
       of the Company in the following manner: by
       deleting the phrase "Companies Law [1998 Revision]"
       and substituting therefor "Companies Law [2007
       Revision]" in the heading on page 1, and in
       paragraphs 4, 6 and 7 of the Memorandum of
       Association of the Company

S.3B   Amend the Article 2, 15(c), 28, 44, 167(a),               Mgmt          For                            For
       168, 169 and 173 of the Articles of Association
       of the Company as specified, and by deleting
       the phrase Companies Law [2004 revision] and
       substituting therefor Companies Law [2007 revision]
       in the heading on page 1 of the Articles of
       Association of the Company

S.3C   Approve and adopt, subject to the passing of              Mgmt          For                            For
       Special Resolutions 3(A) and 3(B), the Memorandum
       and Articles of Association of the Company
       contained in the printed document, as specified,
       as the New Memorandum and Articles of Association
       of the Company in substitution for the existing
       Memorandum and Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEV LTD                                                                           Agenda Number:  701955467
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       30 APR 2009 entered into between New World
       China Property Limited and Guilherme Holdings
       [Hong Kong] Limited [the "Sale and Purchase
       Agreement"] [a copy of the Sale and Purchase
       Agreement marked "A" has been produced to the
       Meeting and signed by the Chairman of the Meeting
       for the purpose of identification] relating
       to [i] the acquisition of a 52.5% equity interest
       in [Shanghai Trio Property Development Company
       Ltd] by New World China Property Limited from
       Guilherme Holdings [Hong Kong] Limited; and
       [ii] the disposal of a 50% equity interest
       in [Shanghai Juyi Real Estate Development Company
       Ltd] by New World China Property Limited to
       Guilherme Holdings [Hong Kong] Limited, [b]
       authorize any 1 Director of the Company for
       and on behalf of the Company to take all steps
       necessary or expedient in his/her opinion to
       implement and/or give effect to the terms of
       the Sale and Purchase Agreement and all transactions
       contemplated there under and all other matters
       incidental thereto or in connection therewith;
       and [c] and to execute all such documents,
       instruments and agreements and to do all such
       acts or things incidental to, ancillary to
       or in connection with the matters contemplated
       under the Sale and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 NIPPON BUILDING FUND INC, TOKYO                                                             Agenda Number:  701804937
--------------------------------------------------------------------------------------------------------------------------
        Security:  J52088101
    Meeting Type:  EGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  JP3027670003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

2.1    Appoint an Executive Director                             Mgmt          For                            For

2.2    Appoint an Executive Director                             Mgmt          For                            For

2.3    Appoint a Supervisory Director                            Mgmt          For                            For

2.4    Appoint a Supervisory Director                            Mgmt          For                            For

2.5    Appoint a Supervisory Director                            Mgmt          For                            For

2.6    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701655194
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting according             Mgmt          For                            For
       to proposal from the person opening the general
       meeting

2.     Approve the notice and the agenda for the general         Mgmt          For                            For
       meeting

3.     Elect a person to sign the minutes together               Mgmt          For                            For
       with the Chairperson according to proposal
       from the Chairperson

4.     Elect the Board of Directors pursuant to the              Mgmt          Against                        Against
       proposal from the Nomination Committee

5.     Elect the Nomination Committee pursuant to the            Mgmt          Against                        Against
       proposal from the Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701977463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PDG RLTY S A EMPREENDIMENTOS E PARTICIPACOES                                                Agenda Number:  701880153
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7649U108
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  BRPDGRACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       "PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"          Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU."

I.     Approve to decide regarding the early exercise            Mgmt          For                            For
       of the purchase option, through the acquisition,
       of 30% of the common shares representative
       of the share capital of CHL Desenvolvimento
       Imobiliario S.A. CHL, instituted in accordance
       with the terms of the Memorandum of understanding
       entered into by the Company and by Mr. Rogerio
       Chor, which was the subject of a notice of
       material fact from the Company dated 27 NOV
       2007, CHL Memorandum, in such a way that the
       same should be fully exercised through the
       merger, by the Company, of CHL Lxx Incorporacoes
       LTDA. CHL Holding

II.    Approve to decide regarding the protocol and              Mgmt          For                            For
       justification of the transaction of merger
       of CHL Lxx Incorporacoes LTDA. into PDG Realty
       S.A. Empreendimentos E Participacoes CHL protocol

III.   Ratify the appointment and hiring of the Company          Mgmt          For                            For
       responsible for the preparation of the book
       valuation report of the net worth of CHL Holding

IV.    Approve to decide regarding the book valuation            Mgmt          For                            For
       report of the net worth of CHL Holding

V.     Approve to decide regarding the merger of CHL             Mgmt          For                            For
       Holding into the Company, in accordance with
       the terms and conditions established in the
       CHL protocol

VI.    Approve to increase of the share capital of               Mgmt          For                            For
       the Company as a result of the merger of CHL
       Holding, through the transfer of the book net
       worth of CHL Holding to the Company, with the
       issuance of new, common shares, as well as
       the issuance of 4 classes 2 warrants

VII.   Amend the main part of Article 5 of the Corporate         Mgmt          For                            For
       Bylaws of the Company, because of the increase
       in the capital of the Company that is referred
       to in item VI, above

VIII.  Amend the second Paragraph of Article 8, to               Mgmt          For                            For
       make the rule for the participation of Company
       shareholders in general meetings flexible

IX.    Approve to decide regarding the inclusion of              Mgmt          For                            For
       the first Paragraph of Article 16 and amendment
       of the main part of Article 17 of the Corporate
       Bylaws of the Company to change the rules for
       representation of the Company by its Officers

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF, CHANGE IN MEETING
       DATE AND MEETING TYPE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PDG RLTY S A EMPREENDIMENTOS E PARTICIPACOES                                                Agenda Number:  701911782
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7649U108
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BRPDGRACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INXS TO VOTE
       ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
       NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR
       OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE.
       THANK YOU.

1.     Acknowledge the Directors accounts, to examine,           Mgmt          For                            For
       discuss and approve the Company's consolidated
       financial statements for the FYE 31DEC 2008

2.     Approve the distribution of net profits from              Mgmt          For                            For
       the 2008 FY and to pay Company dividends

3.     Elect the Members of the Board of Directors               Mgmt          Against                        Against

4.     Approve to set the total annual remuneration              Mgmt          For                            For
       for the Members of the Board of Directors elected,
       and for the Executive Committee




--------------------------------------------------------------------------------------------------------------------------
 PDG RLTY S A EMPREENDIMENTOS E PARTICIPACOES                                                Agenda Number:  701911794
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7649U108
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  BRPDGRACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA           Non-Voting    No vote
       ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR
       ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE ALLOWED

1.     Approve the 2nd issuance of debentures of the             Mgmt          For                            For
       Company , with floating, collateral guarantees,
       in the book entry form and convertible into
       shares of the Company, with the following characteristics:
       the second issuance of debentures of the Company
       will be in the amount of up to BRL 276,000,000.00,
       divided in up to 27,600 debentures, with a
       unit face value of BRL 10,000.00 on the date
       of issuance, the debentures from the second
       issuance will be the object of private placement,
       without any sales effort to investors, the
       debentures of the second issuance will be convertible
       into common shares issued by the Company, at
       the conversion price of BRL 17.00, a maturity
       of 42 months, counted from the date of issuance,
       remuneration equivalent to the Interbank certificate
       of deposit rate increased by 2% a year, payable
       semiannually, after 2 years counted from the
       issuance of the debentures of the second issuance,
       the Company will have the right to request
       the conversion of up to 50% of the debentures
       in circulation if the average trading price
       of a common share issued by the Company on
       the 60 previous trading sessions is equal to
       or greater than 140% of the conversion price,
       the debentures from the 2nd issuance will be
       guaranteed by Allen established on 100 %of
       the common shares issued by Chl Desenvolviemento
       Imobiliario S.A. and by a general lien on the
       assets of the Company, in accordance with the
       terms of article 58, Paragraph 1, of Law 6404
       76, the shareholders of the Company will be
       ensured a preemptive right for the subscription
       of the debentures, in the proportion of the
       number of shares issued by the Company of which
       they are owners, in accordance with their shareholding
       position on the date of the EGM that approves
       the mentioned issuance, the funds resulting
       from the second issuance will be allocated
       to reinforcing the capital structure of the
       Company for the acquisition of real estate
       projects or of ownership interests in companies
       that conduct real estate projects, as well
       as for the capitalization of such Companies
       and/or projects in such a way as to guarantee
       the conclusion of the projects under development

2.     Approve to delegate to the Board of Directors             Mgmt          For                            For
       of the Company authority to amend, in regard
       to the 2nd issuance of debentures, the matters
       that are dealt with in the second part of Paragraph
       1 of Article 59 of Law 6404 76

3.     Authorize the Executive Committee of the Company          Mgmt          For                            For
       to take all the measures to effectuate the
       2nd issuance of debentures, including, but
       not limited to, doing all the acts necessary
       for the signing of the documents in reference
       to the respective issuances, fiduciary agent,
       paying agent, transfer agent institution, legal
       consultants and other institutions that may
       be necessary for carrying out the issuances,
       establishing their respective fees, as well
       as the publication and the registration of
       documents of a corporate nature with the competent
       bodies

4.     Ratify all the acts that have been done by the            Mgmt          For                            For
       Executive Committee prior to the date of the
       general meeting related to the matters contained
       in the agenda

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE INV. TRUST                                                      Agenda Number:  933093065
--------------------------------------------------------------------------------------------------------------------------
        Security:  74157U109
    Meeting Type:  Annual and Special
    Meeting Date:  10-Jun-2009
          Ticker:  PMZFF
            ISIN:  CA74157U1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROLAND CARDY                                              Mgmt          For                            For
       KERRY D. ADAMS                                            Mgmt          For                            For
       WILLIAM J. BIGGAR                                         Mgmt          For                            For
       IAN COLLIER                                               Mgmt          For                            For
       KENNETH FIELD                                             Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP AS AUDITORS AND               Mgmt          For                            For
       TO AUTHORIZE THE TRUSTEES TO FIX THEIR REMUNERATION:

03     THE RESOLUTION APPROVING CERTAIN AMENDMENTS               Mgmt          For                            For
       TO THE REIT'S DECLARATION OF TRUST PROVIDING
       FOR THE EXPANSION OF PERMISSIBLE TYPES OF REAL
       PROPERTY THAT THE REIT MAY ACQUIRE AS SET OUT
       IN SCHEDULE "A" TO THE MANAGEMENT INFORMATION
       CIRCULAR.

04     THE RESOLUTION APPROVING CERTAIN AMENDMENTS               Mgmt          For                            For
       TO THE REIT'S DECLARATION OF TRUST PROVIDING
       FOR THE ELIMINATION OF THE REQUIREMENT TO DISTRIBUTE
       TAXABLE INCOME EACH YEAR AS SET OUT IN SCHEDULE
       "B" TO THE MANAGEMENT INFORMATION CIRCULAR.

05     THE RESOLUTION APPROVING CERTAIN AMENDMENTS               Mgmt          For                            For
       TO THE REIT'S DECLARATION OF TRUST PROVIDING
       THE TRUSTEES WITH AUTHORITY TO MAKE AMENDMENTS
       TO THE DECLARATION OF TRUST IN CONNECTION WITH
       CHANGES IN ACCOUNTING STANDARDS AS SET OUT
       IN SCHEDULE "C" TO THE MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS EUROPEAN PROPERTIES FUND FCP, LUXEMBOURG                                           Agenda Number:  701929258
--------------------------------------------------------------------------------------------------------------------------
        Security:  L7762X107
    Meeting Type:  OGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  LU0100194785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual accounts on the FY 2008                Mgmt          For                            For

2.     Approve to propose that the general meeting               Mgmt          Against                        Against
       assigns Ernst Young S.A. as the Auditors responsible
       for auditing the financial accounts for the
       year 2009

3.     Appoint Mr. Didier J. Cherpitel as the Member             Mgmt          For                            For
       of the Management Board




--------------------------------------------------------------------------------------------------------------------------
 PSP SWISS PROPERTY AG, ZUG                                                                  Agenda Number:  701843648
--------------------------------------------------------------------------------------------------------------------------
        Security:  H64687124
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  CH0018294154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 541900 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 525678, INCLUDING
       THE AGENDA. TO BE ELIGIBLE TO VOTE AT THE UPCOMING
       MEETING, YOUR SHARES MUST BE RE-REGISTERED
       FOR THIS MEETING. IN ADDITION, YOUR NAME MAY
       BE PROVIDED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER. PLEASE CONTACT YOUR GLOBAL CUSTODIAN
       OR YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
       HAVE ANY QUESTIONS OR TO FIND OUT WHETHER YOUR
       SHARES HAVE BEEN RE-REGISTERED FOR THIS MEETING.
       THANK YOU.

1.     Approve the annual report, annual and consolidated        Mgmt          For                            For
       financial statements for 2008, report of Auditor
       and Group Auditors

2.     Approve the allocation of income and commission           Mgmt          For                            For
       of dividends

3.     Grant discharge of Board and the Senior Management        Mgmt          For                            For

4.     Approve the extension of existing CHF 81 million          Mgmt          Against                        Against
       pool of capital

5.1    Approve CHF 5.1 million reduction in share capital        Mgmt          For                            For
       via cancellation of repurchased shares

5.2    Approve CHF 115.7 million reduction in share              Mgmt          For                            For
       capital and capital repayment of CHF 2.50 per
       share

6.     Amend the Articles of Incorporation                       Mgmt          For                            For

7.1    Re-elect Dr. Guenther Gose as a Board of Director         Mgmt          For                            For

7.2    Re-elect Dr. Luciano Gabriel as a Board of Director       Mgmt          For                            For

7.3    Re-elect Mr. Nathan Hetz as a Board of Director           Mgmt          For                            For

7.4    Re-elect Mr. Gino Pfister as a Board of Director          Mgmt          For                            For

7.5    Elect Mr. Josef Stadler as a Board of Director            Mgmt          For                            For

7.6    Elect Mr. Aviram Wertheim as a Board of Director          Mgmt          For                            For

8.     Ratify PricewaterhouseCoopers AG as the Auditors          Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL INFORMATION IN RESOLUTIONS 4,
       5.1, 5.2 AND NAME IN RESOLUTION 8. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701859475
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277117
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2009
          Ticker:
            ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2008 and the reports of the Directors
       and Auditors thereon

2.     Declare a final dividend of 5.4 pence [to be              Mgmt          For                            For
       paid as a property income distribution] per
       ordinary share, recommended by the Directors
       in respect of the YE 31 DEC 2008, payable on
       06 MAY 2009 to holders of ordinary shares registered
       at the close of business on 03 APR 2009

3.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2008

4.     Elect Ms. Ines Reinmann as a Director                     Mgmt          For                            For

5.     Elect Mr. Ian Sutcliffe as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Nigel Rich                                   Mgmt          For                            For

7.     Re-elect Mr. Andrew Palmer                                Mgmt          For                            For

8.     Re-elect Mr. Christopher Peacock                          Mgmt          For                            For

9.     Re-appoint Deloitte LLP as the Company's Auditors         Mgmt          For                            For
       to hold office until the conclusion of the
       next general meeting at which financial statements
       are laid before the Company

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

11.    Authorize the Company in accordance with the              Mgmt          For                            For
       Companies Act 2006 [the "2006 Act"], the Company
       and all the Companies that are subsidiaries
       of the Company at the time at which this resolution
       is passed, or at any time during the period
       for which this resolution has effect are authorized
       to (i) make political donations to political
       parties or independent election candidates,
       as defined in the 2006 Act, not exceeding GBP
       20,000 in total; (ii) make political donations
       to political organizations other than political
       parties, as specified in the 2006 Act, not
       exceeding GBP 20,000 in total; and (iii) incur
       political expenditure as defined in the 2006
       Act, not exceeding GBP 20,000 in total, during
       the period beginning with the date of the passing
       of this resolution and ending on 30 MAY 2010
       or, if earlier, at the conclusion of the day
       on which the AGM of the Company is to be held
       in 2010, in any even the aggregate amount of
       political donations and political expenditure
       made or incurred by the Company and its subsidiaries
       pursuant to this resolution shall not exceed
       GBP 40,000

S.12   Authorize the Directors by Article 10(a) of               Mgmt          For                            For
       the Company's Articles of Association be renewed
       for a period ending on the date of the Company's
       next AGM or, if earlier, on 29 JUL 2010 [unless
       previously renewed, varied or revoked] and
       for that period, the Section 80 Amount is GBP
       18,924,571

S.13   Authorize the Directors, in addition and without          Mgmt          For                            For
       prejudice to the authority renewed in Resolution
       12 above, to exercise an powers of the Company
       to allot equity securities [as specified in
       the Companies Act 1985 [the "1985 Act"] in
       connection with a rights issue [as specified
       in the Listing Rules of the United Kingdom
       Listing Authority] by the Company of ordinary
       shares up to an aggregate nominal amount of
       GBP 18,924,571 [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 29 APR 2010]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 12, the authority conferred on
       the Directors by Article 10(b) of the Articles
       of Association of the Company shall be renewed
       for a period commencing on the date hereof
       and expiring at the next AGM of the Company
       or, if earlier on 29 JUL 2010 [unless previously
       renewed, varied or revoked], and for the purposes
       of Article 10(b) of the Articles of Association
       of the Company, the Section 89 Amount shall
       be GBP 2,838,685

S.15   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 above, the Directors be and
       are hereby empowered to allot equity securities
       [as specified in the 1985 Act) for cash pursuant
       to the authority conferred by Resolution 13
       above provided that this power shall expire
       on the earlier of 29 APR 2010 or the date of
       the Company's next AGM

S.16   Authorize the Company be and is hereby generally          Mgmt          For                            For
       and unconditionally authorized for the purposes
       of Section 166 of the 1985 Act to make market
       purchases of ordinary shares of 1p each in
       the capital of the Company provided that a)
       the maximum aggregate number of ordinary shares
       which may be purchased pursuant to this authority
       is GBP 5,677,371; b) the minimum price which
       may be paid for each ordinary share [exclusive
       of expenses] is 1p; c)the maximum price which
       may be paid for each on share [exclusive of
       exp must not be more than 105% of the average
       of the middle market quotation for an ordinary
       share as derived from the London Stock Exchange
       Daily Official List for the 5 business days
       immediate preceding the day on which such ordinary
       share is contracted to be purchased; [Authority
       shall expire [unless previously renewed, varied
       or revoked] at the conclusion of the next AGM
       of the Company or on 29 JUL 2010]; and e) before
       this authority expires, the Company may make
       a contract to purchase its or shares under
       this authority which would or might involve
       the Company purchasing its own shares after
       this authority expires

S.17   Approve, that a general meeting other than an             Mgmt          For                            For
       AGM may be called on not less than 14 dear
       days' notice

S.18   Approve, that the terms of the Transfer Deed              Mgmt          For                            For
       for the acquisition of 436,720,892 deferred
       shares of 26 1/12 pence each in the capital
       of the Company [the "Deferred Shares"] between
       the Company and all holders of Deferred Shares
       for no value as set out in the draft contract
       produced to the meeting and initialed by the
       Chairman of the meeting for the purposes identification
       [the "Transfer Deed"], and authorize the Company,
       to enter into the Transfer Deed, the authority
       granted by this resolution will expire on 29
       SEP 2010




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701682533
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  SGM
    Meeting Date:  10-Sep-2008
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Master Joint Venture               Mgmt          For                            For
       Agreement [a copy of which has been produced
       to this meeting marked 'A' and signed by the
       Chairman hereof for the purpose of identification]
       and the transactions contemplated there under;
       authorize the Board of Directors of the Company
       to take all such actions as it considers necessary
       or desirable to implement and give effect to
       the Master Joint Venture Agreement and the
       transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND CONSERVATIVE CUT-OFF
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701923624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Lui Man Shing as a Director, who             Mgmt          For                            For
       retires

3.2    Re-elect Mr. Wong Kai Man as a Director, who              Mgmt          For                            For
       retires

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       fees payable to members of the Audit and Remuneration
       Committees]

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          Against                        Against
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified];
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; and (iv)
       any specific authority; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the HKSE] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time [as the case may be], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       6B, the general mandate granted to the Directors
       of the Company and for the time being in force
       to exercise the powers of the Company to allot
       shares, by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 6B, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PPTY HLDGS LTD                                                                       Agenda Number:  701933839
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81043104
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements together with the reports of the
       Directors and the Auditor of the Company for
       the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       to the shareholders of the Company

3.i    Re-elect Mr. Hui Sai Tan, Jason as an Executive           Mgmt          For                            For
       Director of the Company

3.ii   Re-elect Ms. Kan Lai Kuen, Alice as an Independent        Mgmt          For                            For
       Non-Executive Director of the Company

3.iii  Re-elect Mr. Gu Yunchang as an Independent Non-Executive  Mgmt          For                            For
       Director of the Company

3.iv   Re-elect Mr. Lam Ching Kam as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors of the Company [Director]         Mgmt          Against                        Against
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company or securities
       convertible into shares, or options, warrants
       or similar rights to subscribe for any shares
       and to make or grant offers, agreements and
       options which would or might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws, of this resolution
       shall be in addition during and after the relevant
       period and the aggregate nominal amount of
       the share capital allotted, issued or otherwise
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued or otherwise dealt with
       [whether pursuant to an option or otherwise]
       by the Directors otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of any option granted under the share option
       scheme or similar arrangement for the time
       being adopted or to be adopted for the grant
       or issue to officers and/or employees of the
       Company and/or any of its subsidiaries, of
       options to subscribe for, or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company
       [Articles] in force from time to time, shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

6.     Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and requirements,
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [Listing Rules], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

7.     Approve, conditional upon Resolutions 5 and               Mgmt          Against                        Against
       6, the aggregate nominal amount of the share
       capital of the Company which shall have been
       repurchased by the Company under the authority
       granted to the Directors as in Resolution 6
       [up to a maximum of 10% of the aggregate nominal
       amount of the share capital of the Company
       as in Resolution 6] shall be added to the aggregate
       nominal amount of the share capital that may
       be allotted, issued or otherwise dealt with,
       or agreed conditionally and unconditionally
       to be allotted, issued or otherwise dealt with
       by the Directors pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LD LTD                                                                              Agenda Number:  701933853
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81151113
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Vincent H. S. Lo as a Director               Mgmt          For                            For

3.b    Re-elect Sir John R. H. Bond as a Director                Mgmt          Against                        Against

3.c    Re-elect Dr. Edgar W. K. Cheng as a Director              Mgmt          For                            For

3.d    Re-elect Dr. Roger L. McCarthy as a Director              Mgmt          For                            For

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-the appoint Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.a    Authorize the Directors of the Company, in addition       Mgmt          Against                        Against
       to any other authorizations given to the Directors,
       to allot, issue and deal with additional shares
       of the Company [the "Shares"] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers, provided that the aggregate nominal
       amount of share capital of the Company allotted
       [whether pursuant to an option or otherwise]
       and issued by the Directors shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution, otherwise
       than pursuant to: [i] a Rights Issue; [ii]
       the exercise of the rights of subscription
       or conversion attaching to any warrants issued
       by the Company or any securities which are
       convertible into Shares; [iii] the exercise
       of any options granted under any Share Option
       Scheme adopted by the Company or similar arrangement;
       [iv] any scrip dividend or similar arrangement
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company and the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands and other relevant
       jurisdiction to be held]

5.b    Authorize the Directors to repurchase Shares              Mgmt          For                            For
       on The Stock Exchange of Hong Kong Limited
       [the "Stock Exchange"] or on any other Stock
       Exchange on which the Shares may be listed
       and recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange, subject to and in accordance
       with all applicable laws and regulations, provided
       that the aggregate nominal amount of the Shares
       which may be repurchased by the Company shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company and the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands or other relevant
       jurisdiction to be held]

5.c    Approve to extend the authority given to the              Mgmt          Against                        Against
       Directors to allot, issue or otherwise deal
       with securities of the Company pursuant to
       Resolution 5A by the addition thereto an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5B, provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution

6.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange granting
       and agreeing to grant listing of, and permission
       to deal in, the Bonus Shares: a sum of USD1,046,399.29
       being part of the amount standing to the credit
       of share premium account of the Company, or
       such larger sum as may be necessary to give
       effect to the bonus issue of shares pursuant
       to this resolution, be capitalized and authorize
       Directors to apply such sum in paying up in
       full at par not less than 418,559,717 unissued
       shares ["Bonus Shares"] of USD 0.0025 each
       in the capital of the Company, and that such
       Bonus Shares shall be allotted and distributed,
       credited as fully paid up, to and amongst those
       shareholders whose names appear on the register
       of Members of the Company on 04 JUN 2009 [the
       "Record Date"] on the basis of one Bonus Share
       for every ten existing issued shares of USD0.0025
       each in the capital of the Company held by
       them respectively on the Record Date; the shares
       to be issued pursuant to this resolution shall,
       subject to the Memorandum and Articles of Association
       of the Company, rank pari passu in all respects
       with the shares of USD 0.0025 each in the capital
       of the Company in issue on the Record Date,
       except that they will not rank for the bonus
       issue of shares mentioned in this resolution
       and for any dividend declared or recommended
       by the Company in respect of the FYE 31 DEC
       2008; and to authorize the Directors to do
       all acts and things as any be necessary and
       expedient in connection with the allotment
       and issue of the Bonus Shares, including, but
       not limited to, determining the amount to be
       capitalized out of share premium account and
       the number of Bonus Shares to be allotted and
       distributed in the manner referred to in this
       resolution

       Transact other business [if any]                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  701834601
--------------------------------------------------------------------------------------------------------------------------
        Security:  X84465107
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting of votes

4.     Recording legality of the meeting                         Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Director and the Auditor[s]
       report for the year 2008

7.     Adopt the annual accounts                                 Mgmt          For                            For

8.     Approve the Board of Directors proposal to the            Mgmt          For                            For
       AGM that no dividend shall be paid

9.     Grant to discharge the members of the Board               Mgmt          For                            For
       of Directors and the president from liability

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the Chairman of the Board to be
       paid EUR 5,000 per month, the Vice Chairman
       of the Board EUR 3,000 per month, and the other
       members of the Board EUR 2,600 per month, an
       Additional compensation of EUR 600 will be
       paid to each member for attendance at each
       board meeting, travel expenses will be refunded
       in accordance with the company's travel policy

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       approve that the number of Members of the Board
       be confirmed at 7 ordinary Members

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Re-elect Ms. Tuula Entela, Mr. Timo Korvenpaa,
       Mr. Lauri Ratia, Ms. Arja Talma, Mr. Klaus
       Cawen and Mr. Erkki Virtanen as a Members of
       Board and elect Mr. Martin Talberg new Member
       to the Board of Directors; all to serve a terms
       until the close of the next AGM

13.    Approve the remuneration of the Auditors which            Mgmt          For                            For
       will be paid in accordance with the Auditor's
       invoice

14.    Elect APA Raija-Leena Hankonene and the firm              Mgmt          For                            For
       of authorized public accountants KPMG Oy Ab
       as the Auditors, who have appointed APA Kai
       Salli as a responsible Auditor and APA Riitta
       Pyykko as Deputy Auditor to serve for a term
       until the close of the next AGM

15.    Authorize the Board to decide on the repurchase           Mgmt          For                            For
       of the company's own shares using the funds
       in the company's unrestricted equity, a maximum
       of 5,500,000 shares can be repurchased in one
       or several tranches; the proposed maximum number
       corresponds to approximately 5% of all shares
       of the Company; the shares are to be repurchased
       in public trading and such repurchased will
       therefore be carried out as a directed acquisition,
       i.e., not in proportion to he holdings of the
       current shareholders; the repurchases of the
       company's own shares will be carried out through
       public trading organized by the NASDAQ OMX
       Helsinki Ltd., in compliance with its rules
       and guidelines; the consideration paid for
       own shares acquired must be based on the share
       price as it is quoted in public trading; the
       minimum consideration thus corresponds to the
       lowest price quoted for the share in public
       trading and the maximum consideration, correspondingly,
       to the highest price quoted for it within the
       validity period of this authorization; the
       Board of Directors shall decide on other terms
       for the repurchase of the Company's own shares;
       the authorization is proposed to be in force
       until the next AGM; this authorization replaces
       the AGM's authorization for the repurchase
       of the Company's own shares of 19 MAR 2008

16.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       a share issue and on the granting of special
       rights entitling to shares, pursuant to Chapter
       10(1) of the Companies Act, a share issue may
       be carried out by offering new shares or by
       transfer of treasury shares, based on this
       authorization, the Board of Directors is authorized
       to decide on a directed share issue in deviation
       from the Shareholders' pre-emptive rights and
       on the granting of special rights subject to
       the conditions mentioned in the Companies Act;
       under the authorization, a maximum of 11,000.000
       shares can be issued, the proposed maximum
       amount corresponds approximately to 10% of
       all the current shares of the Company; the
       Board of Directors can act on this authorization
       in one or several branches, the Board of Directors
       can use the authorization to finance or carry
       out corporate acquisitions, to strengthen the
       Company's capitalization, or for other purposes
       decided by the Board of Directors, the authorization
       may not, however, be used for implementation
       of incentive schemes for the Company's management
       or key personnel; the Board of Directors is
       authorized to decide on other conditions of
       the share issues and for issuing special rights;
       the authorization is proposed to be in force
       until the next AGM, this authorization replaces
       the AGM authorization to decide on a share
       issue and granting of special rights entitling
       to shares of 19 MAR 2008

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that the Company's Board Members and
       their remuneration; according to the proposal,
       representatives of the three largest shareholders
       shall be appointed to the Nomination Committee,
       in addition, the Chairman of the Board and
       a Member of the Board, Independent of the largest
       shareholders and elected amongst the Board,
       shall be appointed to the Nomination Committee;
       the 3 shareholders who hold the majority of
       all voting rights on 02 NOV immediately preceding
       the next AGM shall have the right to appoint
       the Members representing the shareholders,
       should a shareholder not wish to use his nomination
       right, the right shall be transferred to the
       next largest shareholder; the largest shareholders
       will be determined by the shareholder information
       entered into the book entry system, however,
       in such a way that a shareholder with an obligation,
       pursuant to the Finnish Securities Markets
       Act, to disclose information on certain changes
       in ownership [shareholder with disclosure obligation],
       e.g., holdings distributed into several different
       funds will be aggregated, if the shareholder
       notifies the Board of Directors in writing
       of his request to do so on 31 OCT 2009 at the
       latest; the Nomination Committee shall be summoned
       by the Chairman of the Board and the Committee
       appoints a Chairman from among its members,
       the proposals of the Nomination Committee are
       to be submitted to the Board of Directors of
       the Company at the latest on 01 FEB immediately
       preceding the AGM

18.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701709517
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors' report and the financial statements
       for the YE 30 JUN 2008, together with the Independent
       Auditor's report

       PLEASE NOTE THAT THE RESOLUTIONS 2 AND 3 ARE              Non-Voting    No vote
       THE RESOLUTIONS OF THE COMPANY. THANK YOU

2.     Re-elect Mr. Peter Scott as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2008

       PLEASE NOTE THAT THE RESOLUTIONS 4 AND 5 ARE              Non-Voting    No vote
       THE RESOLUTIONS OF THE COMPANY AND THE TRUST.
       THANK YOU

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a] the participation in the Stockland Performance
       Rights Plan by Mr. M. Quinn, Managing Director
       as to 723,000 performance rights; and b] the
       acquisition accordingly by Mr. M. Quinn of
       those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified

5.     Approve for, all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a] the participation in the Stockland Performance
       Rights Plan by Mr. H. Thorburn, the Finance
       Director as to 296,000 performance rights;
       and b] the acquisition accordingly by Mr. H.
       Thorburn of those performance rights and, in
       consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701988529
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  701731451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Madam Kwong Siu-Hing as a Director               Mgmt          For                            For

3.I.B  Re-elect Dr. Cheung Kin-Tung, Marvin as a Director        Mgmt          For                            For

3.I.C  Re-elect Dr. Lee Shau-Kee as a Director                   Mgmt          For                            For

3.I.D  Re-elect Mr. Kwok Ping-Sheung, Walter as a Director       Mgmt          For                            For

3.I.E  Re-elect Mr. Kwok Ping-Luen, Raymond as a Director        Mgmt          For                            For

3.I.F  Re-elect Mr. Chan Kai-Ming as a Director                  Mgmt          For                            For

3.I.G  Re-elect Mr. Wong Yick-Kam, Michael as a Director         Mgmt          For                            For

3.I.H  Re-elect Mr. Wong Chik-Wing, Mike as a Director           Mgmt          For                            For

3.II   Approve to fix the Directors' fees [the proposed          Mgmt          For                            For
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2009 are HKD100,000, HKD110,000 and
       HKD120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701652578
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2008

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and the fixing of their remuneration

3.A    Re-appoint Mr. Ian David Murray ROBINS, Director          Mgmt          For                            For
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.B    Re-appoint Mr. Ian Keith GRIFFITHS, Director              Mgmt          For                            For
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.C    Re-appoint Professor Richard WONG Yue Chim,               Mgmt          For                            For
       Director of The Link Management Limited, as
       a Manager of the Link REIT [the Manager], who
       retires pursuant to Article 121 of the Articles
       of Association of the Manager

4.A    Re-elect Dr. Patrick FUNG Yuk Bun as a Director           Mgmt          For                            For
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.B    Re-elect Mr. Stanley KO Kam Chuen as a Director           Mgmt          For                            For
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

5.     Authorize the Managers, to make on-market repurchase      Mgmt          For                            For
       of the units of The Link REIT on the Stock
       Exchange of Hong Kong Limited, subject to and
       in accordance with the trust deed constituting
       The link REIT [the Trust Deed], the laws of
       Hong Kong, the Code on Real Estate Investment
       Trusts [ the REIT Code] and the guidelines
       issued by the Securities and Futures Commission
       of Hong Kong from time to time and the terms,
       not exceeding 10% of the total number of units
       of The Link REIT in issue at the date of passing
       this resolution, as specified; [Authority expires
       the earlier at the conclusion of the next AGM
       of The Link REIT or the expiration of the period
       within which the next AGM of the Company is
       to be held by Trust Deed, the REIT Code or
       any applicable law of Bermuda]




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701827531
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701855566
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  EGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

O.1    Receive the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 5.50 per Share

O.4    Approve transfer from distributable dividends             Mgmt          For                            For
       and premium account to shareholders for an
       amount of EUR 2 per Share

O.5    Receive the auditors special report regarding             Mgmt          For                            For
       related-party transactions

O.6    Re-elect Ms. Mary Harris as a Supervisory Board           Mgmt          For                            For
       member

O.7    Re-elect Mr. Jean- Louis Laurens as a Supervisory         Mgmt          For                            For
       Board Member

O.8    Re-elect Alec Pelmore as a Supervisory Board              Mgmt          For                            For
       member

O.9    Re-elect Mr. M.F.W. Van Oordt as a Supervisory            Mgmt          For                            For
       Board Member

O.10   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.11   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.12   Grant authority, issuance of equity or equity-linked      Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 75 Million

E.13   Grant authority, issuance of equity or equity-            Mgmt          For                            For
       linked securities without preemptive rights
       up to aggregate nominal amount of EUR 47 million

E.14   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote under items 12
       and 13

E.15   Grant authority, capital increase of up to 10%            Mgmt          For                            For
       of issued capital for future acquisitions

E.16   Grant authority, capitalization of reserves               Mgmt          For                            For
       of up to EUR 100 million for bonus issue or
       increase in par value

E.17   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.18   Approve Stock Purchase Plan reserved for international    Mgmt          For                            For
       employees

E.19   Grant authority, up to 3% of issued capital               Mgmt          For                            For
       for use in Stock Option Plan

E.20   Amend Article 10.1 of Bylaws re: Management               Mgmt          For                            For
       Board composition

E.21   Approve to transform Company into a European              Mgmt          For                            For
       Company

E.22   Approve to change Company name to Unibail Rodamco         Mgmt          For                            For
       SE, pursuant to adoption of item 21

E.23   Adopt new Articles of Association, subject to             Mgmt          For                            For
       approval of item 21

E.24   Authorize transfer of outstanding authorizations          Mgmt          For                            For
       granted  to Management Board to new Management
       Board, subject to approval of Item 21 above
       ordinary business

O.25   Re-elect, subject to approval of items 21 and             Mgmt          For                            For
       23 above, Mr. M. Robert F. W. Van Oordt as
       a Supervisory Board Member

O.26   Re-elect, subject to approval of items 21 and             Mgmt          For                            For
       23 above, Mr. Francois Jaclot as a Supervisory
       Board member

O.27   Elect Mr. Jacques Dermagne as a Supervisory               Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.28   Elect Mr. Henri Moulard as a Supervisory Board            Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.29   Elect Mr. Yves Lyon-Caen as a Supervisory Board           Mgmt          For                            For
       member, Subject to approval of Items 21 and
       23 above

O.30   Elect Mr. Jean- Louis Laurens as a Supervisory            Mgmt          For                            For
       Board Member, subject to approval of Items
       21 and 23 above

O.31   Elect Mr. Frans J. G. M. Cremers as a Supervisory         Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.32   Elect Mr. Robert Ter Haar as a Supervisory Board          Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.33   Elect Mr. Bart R. Okkens as a Supervisory Board           Mgmt          For                            For
       Member, subject to approval of Items 21 and
       23 above

O.34   Elect Mr. Jos W. B. Westerburgen as a Supervisory         Mgmt          For                            For
       Board member, subject to approval of Items
       21 and 23 above

O.35   Elect Ms. Mary Harris as a Supervisory Board              Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.36   Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       member, subject to approval of Items 21 and
       23 above

O.37   Approve the remuneration of Supervisory Board             Mgmt          For                            For
       members in the aggregate amount of EUR 875,000

O.38   Re-appoint Ernst Young audit, Deloitte Marque             Mgmt          For                            For
       and Gendrot SA as the Auditors, and Barbier
       Frinault et Autres, and Mazars and Guerard
       as the Deputy Auditors

O.39   Approve the filing of required documents/ other           Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND MEETING TIME. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WERELDHAVE NV                                                                               Agenda Number:  701840250
--------------------------------------------------------------------------------------------------------------------------
        Security:  N95060120
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  NL0000289213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 20 MAR 2009. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       on 27 MAR 2008

3.     Report of the Board of Management                         Non-Voting    No vote

4.     Dividend and reserves policy                              Non-Voting    No vote

5.     Approve the remuneration report 2007 of the               Mgmt          For                            For
       Supervisory Board

6.     Opportunity to question the External Accountant           Non-Voting    No vote

7.     Approve the accounts for 2008 and the dividend            Mgmt          For                            For
       proposed of EUR 4.65 per ordinary share, of
       which EUR 2.55 per ordinary share in cash in
       compliance with the fiscal distribution requirement,
       subject to withholding tax, and EUR 2.10 at
       the choice of the shareholder in cash or in
       shares, charged to the reinvestment reserve,
       free of withholding tax

8.     Approve the Management by the Board of Management         Mgmt          For                            For
       including discharge of the Members of the Board
       of Management

9.     Approve the supervision on Management by the              Mgmt          For                            For
       Supervisory Board, including discharge of the
       Members of the Supervisory Board

10.    Amend the Articles of Association as specified            Mgmt          For                            For

11.    Approve the retirement of the Chairman, Mr.               Mgmt          For                            For
       C.J. de Swart, who retires by rotation, having
       served the maximum term of 8 years and appoint
       Mr. J. Krant who will succeed Mr. De Swart
       as Chairman of the Supervisory Board

12.    Appoint Mr. J. Pars [46] as a Statutory Director          Mgmt          For                            For
       of Wereldhave N.V

13.    Appoint Mr. D.J. Anbeek [45] as a Statutory               Mgmt          For                            For
       Director of Wereldhave N.V

14.    Appoint PricewaterhouseCoopers N.V., Accountants,         Mgmt          For                            For
       as the External Accountant, for the review
       of the accounts for the year 2009

15.    Questions before closure of meeting                       Non-Voting    No vote

16.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701899532
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548351 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BELOW RESOLUTIONS ARE FOR WESTFIELD      Non-Voting    No vote
       HOLDINGS LIMITED. THANK YOU.

1.     To discuss the Company's financial statements             Non-Voting    No vote
       and reports for the YE 31 DEC 2008

2.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 31 DEC 2008

3.     Re-elect Mr. Roy L. Furman, as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Re-elect Mr. Stephen P. Johns as a Director               Mgmt          Against                        Against
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

5.     Re-elect Mr. Steven M. Lowy as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Elect Mr. Lord [Peter] H. Goldsmith QC PC as              Mgmt          For                            For
       a Director of the Company

7.     Elect Mr. Brian M. Schwartz AM as a Director              Mgmt          For                            For
       of the Company

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR WESTFIELD        Non-Voting    No vote
       TRUST AND WESTFIELD AMERICA TRUST [TRUSTS].
       THANK YOU.

S.8    Approve, the issue of 276,190,500 stapled securities      Mgmt          For                            For
       each comprising a share in Westfield Holdings
       Limited, a unit in Westfield Trust and a unit
       in Westfield America Trust [Stapled Security],
       to certain institutional and sophisticated
       investor at AUD 10.50 per stapled security
       issued on 12 FEB 2009 as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WHARF HLDGS LTD                                                                             Agenda Number:  701921771
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8800U127
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Peter K. C. Woo, as a Director               Mgmt          For                            For

3.B    Re-elect Mr. Stephen T. H. Ng as a Director               Mgmt          For                            For

3.C    Re-elect Ms. Doreen Y. F. Lee as a Director               Mgmt          For                            For

3.D    Re-elect Mr. Paul Y. C. Tsui as a Director                Mgmt          For                            For

3.E    Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          Against                        Against

3.F    Re-elect Mr. James E. Thompson as a Director              Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company, during the relevant
       period, the aggregate nominal amount of shares
       which may be purchased on the Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the securities
       and futures Commission and the Stock Exchange
       of Hong Kong Limited under the Code on share
       repurchases pursuant to the approval, shall
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this Resolution, to allot, issue and deal
       with additional shares in the Capital of the
       Company and to make or grant offers, agreements,
       warrants, options and other securities during
       and after the relevant period, the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution,
       otherwise than pursuant to: [i] a Rights Issue
       [as specified], or [ii] any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed the aggregate of: 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this Resolution; plus [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this Resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Approve, the general mandate granted to the               Mgmt          Against                        Against
       Directors of the Company to exercise the powers
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to ordinary Resolution 6, by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to ordinary Resolution 5,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers International Realty Fund, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/21/2009